                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1: REPORT(S) TO SHAREHOLDERS.

                [CHARLES SCHWAB LOGO]
LARGE BLEND
                SCHWAB S&P 500 PORTFOLIO

                LARGE-CAP

                FOR THE YEAR ENDED DECEMBER 31, 2004
                Inception Date: November 1, 1996

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by calling 1-800-435-4000.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2004

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, a director and a portfolio manager, is responsible for the overall management of the portfolio. Prior to joining the firm in 1998, he worked for 20 years in equity management.

INVESTMENT ENVIRONMENT AND THE PORTFOLIO

2004 STARTED OFF POSITIVELY, CONTINUING THE ENCOURAGING ECONOMIC TREND THAT WAS REPORTED TOWARD THE END OF 2003. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to exhibit solid gains. In fact, aside from a "soft patch" in early summer, the economy stayed strong throughout 2004.

The firming labor market, as well as steady gains in capital spending, kept the expansion on a self-sustaining path. The caution surrounding the economic outlook and geopolitical environment began to dissipate last spring and firms, unable to continue boosting productivity by restraining hiring, added more than two million new jobs during the year. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested further improvement, while continuing claims for unemployment benefits remained near cyclical lows. In addition, consumer sentiment rebounded, the labor market continued to sustain consumer spending, and corporate liquidity remained positive.

Strong productivity growth and slack in the economy kept a lid on inflation. The Federal Reserve (Fed) began to take the Fed funds rate higher beginning in June amid signs of solidly expanding output and improved hiring. The rate was raised another four times in 2004, ending the year at a moderate 2.25%. The moves had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the hikes began.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 1.23% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

 4.34%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

10.88%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.33%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

20.25% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                             [PLOT POINTS TO COME]

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


                                                      Schwab S&P 500 Portfolio 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Strengthening global demand for oil, particularly in the Pacific Rim, and supply constraints in the wake of the Florida hurricanes drove crude prices to record highs, above $50 per barrel in late October. Since then, crude prices backed off to the mid-$40 range, as supply concerns dissipated and China's economy continues to attempt to engineer a soft landing. Though some pass-through from high oil and commodity prices earlier in the year may hamper growth and stir inflationary pressures, inflation has remained generally benign.

THE SCHWAB S&P 500 PORTFOLIO ended the 12-month report period up 10.53%, tracking its benchmark, the S&P 500 Index(R), which was up 10.88%. Value was the favored style, significantly outperforming growth. During the year, the price of crude oil increased substantially, making energy-related stocks the top performers in the fund. Utilities also enjoyed strong gains. Conversely, Healthcare and Information Technology were the laggards, although they, too, posted small positive returns.

Past performance does not indicate future results.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.


2 Schwab S&P 500 Portfolio

SCHWAB S&P 500 PORTFOLIO

PERFORMANCE as of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2, 3

This bar chart compares performance of the portfolio with its benchmark and Morningstar category.

[BAR CHART]

                                      Benchmark:  Fund Category:
                                      S&P 500(R)    MORNINGSTAR
                           PORTFOLIO    INDEX     LARGE-CAP BLEND
1 YEAR                      10.53%      10.88%         8.78%
5 YEARS                     -2.62%      -2.30%        -3.43%
SINCE INCEPTION: 11/1/96     8.06%       8.53%          n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in its benchmark.

$18,837  PORTFOLIO

$19,524  S&P 500(R) INDEX

[LINE GRAPH]

                                  S&P
                                 500(R)
                PORTFOLIO        INDEX
01-Nov-96        $10,000        $10,000
30-Nov-96        $10,750        $10,777
31-Dec-96        $10,530        $10,564
31-Jan-97        $11,170        $11,223
28-Feb-97        $11,250        $11,311
31-Mar-97        $10,780        $10,848
30-Apr-97        $11,410        $11,494
31-May-97        $12,090        $12,193
30-Jun-97        $12,630        $12,739
31-Jul-97        $13,620        $13,752
31-Aug-97        $12,860        $12,982
30-Sep-97        $13,560        $13,692
31-Oct-97        $13,120        $13,235
30-Nov-97        $13,720        $13,848
31-Dec-97        $13,948        $14,086
31-Jan-98        $14,098        $14,242
28-Feb-98        $15,108        $15,269
31-Mar-98        $15,869        $16,051
30-Apr-98        $16,029        $16,213
31-May-98        $15,739        $15,934
30-Jun-98        $16,369        $16,581
31-Jul-98        $16,189        $16,405
31-Aug-98        $13,848        $14,036
30-Sep-98        $14,738        $14,936
31-Oct-98        $15,929        $16,150
30-Nov-98        $16,879        $17,129
31-Dec-98        $17,862        $18,116
31-Jan-99        $18,595        $18,873
28-Feb-99        $18,012        $18,286
31-Mar-99        $18,726        $19,017
30-Apr-99        $19,439        $19,753
31-May-99        $18,967        $19,287
30-Jun-99        $20,012        $20,357
31-Jul-99        $19,389        $19,722
31-Aug-99        $19,288        $19,624
30-Sep-99        $18,756        $19,086
31-Oct-99        $19,931        $20,294
30-Nov-99        $20,323        $20,707
31-Dec-99        $21,517        $21,926
31-Jan-00        $20,434        $20,825
29-Feb-00        $20,040        $20,431
31-Mar-00        $22,003        $22,429
30-Apr-00        $21,335        $21,754
31-May-00        $20,890        $21,308
30-Jun-00        $21,396        $21,835
31-Jul-00        $21,072        $21,494
31-Aug-00        $22,367        $22,829
30-Sep-00        $21,183        $21,624
31-Oct-00        $21,082        $21,533
30-Nov-00        $19,412        $19,836
31-Dec-00        $19,506        $19,933
31-Jan-01        $20,183        $20,641
28-Feb-01        $18,337        $18,758
31-Mar-01        $17,178        $17,569
30-Apr-01        $18,501        $18,934
31-May-01        $18,614        $19,061
30-Jun-01        $18,163        $18,598
31-Jul-01        $17,978        $18,416
31-Aug-01        $16,850        $17,263
30-Sep-01        $15,486        $15,868
31-Oct-01        $15,784        $16,171
30-Nov-01        $16,984        $17,411
31-Dec-01        $17,135        $17,565
31-Jan-02        $16,876        $17,308
28-Feb-02        $16,544        $16,974
31-Mar-02        $17,155        $17,612
30-Apr-02        $16,119        $16,545
31-May-02        $15,995        $16,423
30-Jun-02        $14,855        $15,253
31-Jul-02        $13,695        $14,065
31-Aug-02        $13,768        $14,157
30-Sep-02        $12,266        $12,618
31-Oct-02        $13,343        $13,728
30-Nov-02        $14,120        $14,537
31-Dec-02        $13,292        $13,683
31-Jan-03        $12,935        $13,325
28-Feb-03        $12,735        $13,125
31-Mar-03        $12,861        $13,252
30-Apr-03        $13,911        $14,344
31-May-03        $14,635        $15,100
30-Jun-03        $14,824        $15,294
31-Jul-03        $15,076        $15,563
31-Aug-03        $15,370        $15,866
30-Sep-03        $15,202        $15,698
31-Oct-03        $16,063        $16,587
30-Nov-03        $16,200        $16,732
31-Dec-03        $17,042        $17,609
31-Jan-04        $17,339        $17,933
29-Feb-04        $17,583        $18,183
31-Mar-04        $17,318        $17,908
30-Apr-04        $17,042        $17,627
31-May-04        $17,276        $17,868
30-Jun-04        $17,605        $18,215
31-Jul-04        $17,021        $17,612
31-Aug-04        $17,085        $17,682
30-Sep-04        $17,265        $17,873
31-Oct-04        $17,520        $18,147
30-Nov-04        $18,231        $18,882
31-Dec-04        $18,837        $19,524

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

3 Source for category information: Morningstar, Inc.


                                                      Schwab S&P 500 Portfolio 3

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO FACTS as of 12/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                  INVESTMENT STYLE
               Value   Blend   Growth
MARKET CAP
  Large         / /     /X/     / /
  Medium        / /     / /     / /
  Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                         502
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $92,284
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     4%
--------------------------------------------------------------------------------

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                3.3%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   2.9%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.5%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                     2.2%
--------------------------------------------------------------------------------
(5)  WAL-MART STORES, INC.                                               1.9%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        1.8%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.7%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.6%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.5%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.4%
--------------------------------------------------------------------------------
     TOTAL                                                              20.8%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the portfolio's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.3% CONSUMER NON-DURABLES
20.6% FINANCE
18.6% TECHNOLOGY
 7.0% ENERGY
 6.8% MATERIALS & SERVICES
 6.4% CAPITAL GOODS
 6.2% UTILITIES
 1.7% TRANSPORTATION
 1.6% CONSUMER DURABLES
 1.8% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 12/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.


4 Schwab S&P 500 Portfolio

PORTFOLIO EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2004 and held through December 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                               ENDING
                                             BEGINNING      ACCOUNT VALUE          EXPENSES
                          EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                           (Annualized)      at 7/1/04       at 12/31/04       7/1/04-12/31/04
-------------------------------------------------------------------------------------------------
SCHWAB S&P 500 PORTFOLIO

  Actual Return                0.28%           $1,000         $1,070.00             $1.46
  Hypothetical 5% Return       0.28%           $1,000         $1,023.73             $1.42

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


                                                      Schwab S&P 500 Portfolio 5

SCHWAB S&P 500 PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          1/1/04-      1/1/03-      1/1/02-     1/1/01-     1/1/00-
                                                          12/31/04     12/31/03     12/31/02    12/31/01    12/31/00
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     16.06        12.66        16.54       19.02        21.26
                                                          ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.29         0.17         0.19        0.15         0.18
  Net realized and unrealized gains or losses               1.40         3.40        (3.90)      (2.46)       (2.17)
                                                          ------------------------------------------------------------------------
  Total income or loss from investment operations           1.69         3.57        (3.71)      (2.31)       (1.99)
Less distributions:
  Dividends from net investment income                     (0.19)       (0.17)       (0.17)      (0.17)       (0.19)
  Distributions from net realized gains                       --           --           --          --        (0.06)
                                                          ------------------------------------------------------------------------
  Total distributions                                      (0.19)       (0.17)       (0.17)      (0.17)       (0.25)
                                                          ------------------------------------------------------------------------
Net asset value at end of period                           17.56        16.06        12.66       16.54        19.02
                                                          ------------------------------------------------------------------------
Total return (%)                                           10.53        28.22       (22.43)     (12.16)       (9.34)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.28         0.28         0.28        0.28         0.29 1
  Gross operating expenses                                  0.31         0.32         0.35        0.33         0.31
  Net investment income                                     1.75         1.50         1.33        1.09         0.99
Portfolio turnover rate                                        4            2           11           5           10
Net assets, end of period ($ x 1,000,000)                    162          146           98         128          126

1 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


6 See financial notes.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS as of December 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts.

 /  Issuer is related to the fund's adviser

 @  The security or a portion of this security is on loan.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 98.2%  COMMON STOCK                                     133,955        159,013

  1.6%  SHORT-TERM
        INVESTMENT                                         2,617          2,617

  0.2%  U.S. TREASURY
        OBLIGATION                                           244            244

  0.0%  WARRANTS                                              --              2
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                136,816        161,876

  7.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                12,865         12,865

(7.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (12,750)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                161,991

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 98.2% of net assets

      AEROSPACE / DEFENSE 1.9%
      --------------------------------------------------------------------------
      The Boeing Co. 11,996                                                  621
      General Dynamics Corp. 2,800                                           293
      Goodrich Corp. 1,700                                                    55
      L-3 Communications Holdings, Inc. 1,500                                110
      Lockheed Martin Corp. 6,400                                            355
      Northrop Grumman Corp. 5,114                                           278
      Raytheon Co. 6,300                                                     245
    @ Rockwell Automation, Inc. 2,700                                        134
      Rockwell Collins, Inc. 2,500                                            99
      Textron, Inc. 1,900                                                    140
      United Technologies Corp. 7,100                                        734
                                                                     -----------
                                                                           3,064
      AIR TRANSPORTATION 1.3%
      --------------------------------------------------------------------------
   @o Delta Air Lines, Inc. 1,400                                             10
      FedEx Corp. 4,220                                                      415
      Sabre Holdings Corp., Class A 1,883                                     42
      Southwest Airlines Co. 11,218                                          183
      United Parcel Service, Inc.,
      Class B 15,945                                                       1,363
                                                                     -----------
                                                                           2,013
      ALCOHOLIC BEVERAGES 0.4%
      --------------------------------------------------------------------------
    @ Adolph Coors Co., Class B 600                                           46
      Anheuser-Busch Cos., Inc. 11,400                                       578
      Brown-Forman Corp., Class B 1,804                                       88
                                                                     -----------
                                                                             712
      APPAREL 0.5%
      --------------------------------------------------------------------------
    o Coach, Inc. 2,700                                                      152
      Jones Apparel Group, Inc. 1,800                                         66
      Liz Claiborne, Inc. 1,600                                               67
      Nike, Inc., Class B 3,800                                              345
      Reebok International Ltd. 800                                           35
      VF Corp. 1,600                                                          89
                                                                     -----------
                                                                             754
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co. 1,000                                          22
      Cummins, Inc. 700                                                       59
      Dana Corp. 2,178                                                        38
    @ Danaher Corp. 4,400                                                    253
    @ Delphi Corp. 7,563                                                      68
      Eaton Corp. 2,200                                                      159
    @ Ford Motor Co. 25,852                                                  378
    @ General Motors Corp. 8,000                                             320
    @ Genuine Parts Co. 2,500                                                110
   @o Goodyear Tire & Rubber Co. 2,500                                        37
      Harley-Davidson, Inc. 4,200                                            255
    o Navistar International Corp. 1,000                                      44
    @ Visteon Corp. 1,584                                                     15
                                                                     -----------
                                                                           1,758


                                                          See financial notes. 7

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BANKS 7.6%
      --------------------------------------------------------------------------
    @ AmSouth Bancorp. 5,050                                                 131
  (7) Bank of America Corp. 57,084                                         2,682
      The Bank of New York Co., Inc. 10,900                                  364
      BB&T Corp. 7,800                                                       328
      Comerica, Inc. 2,350                                                   143
      Compass Bancshares, Inc. 1,700                                          83
      Fifth Third Bancorp 8,105                                              383
    @ First Horizon National Corp. 1,700                                      73
      Huntington Bancshares, Inc. 3,256                                       81
      JPMorgan Chase & Co. 49,905                                          1,947
      KeyCorp, Inc. 5,900                                                    200
      M&T Bank Corp. 1,700                                                   183
      Marshall & Ilsley Corp. 3,278                                          145
      Mellon Financial Corp. 6,000                                           187
      National City Corp. 9,500                                              357
      North Fork Bancorp., Inc. 6,600                                        190
    @ Northern Trust Corp. 3,100                                             150
      PNC Financial Services Group,
      Inc. 4,000                                                             230
      Regions Financial Corp. 6,427                                          229
      State Street Corp. 4,800                                               236
      SunTrust Banks, Inc. 5,100                                             377
      Synovus Financial Corp. 4,300                                          123
      U.S. Bancorp 26,430                                                    828
      Wachovia Corp. 22,427                                                1,180
      Wells Fargo & Co. 23,599                                             1,467
      Zions Bancorp. 1,200                                                    81
                                                                     -----------
                                                                          12,378
      BUSINESS MACHINES & SOFTWARE 8.7%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc. 3,400                                              213
    o Apple Computer, Inc. 5,500                                             354
      Autodesk, Inc. 3,000                                                   114
    o BMC Software, Inc. 3,200                                                60
    o Cisco Systems, Inc. 94,800                                           1,830
    o Compuware Corp. 5,100                                                   33
    o Comverse Technology, Inc. 2,700                                         66
    o Dell, Inc. 35,300                                                    1,488
    o EMC Corp. 34,012                                                       506
    o Gateway, Inc. 4,600                                                     28
      Hewlett-Packard Co. 42,737                                             896
 (10) International Business Machines
      Corp. 23,500                                                         2,317
   @o Lexmark International, Inc.,
      Class A 1,800                                                          153
 =(3) Microsoft Corp. 152,500                                              4,073
    o NCR Corp. 1,400                                                         97
    o Network Appliance, Inc. 4,800                                          159
    o Novell, Inc. 5,200                                                      35
    o Oracle Corp. 72,500                                                    995
      Pitney Bowes, Inc. 3,400                                               157
    o Siebel Systems, Inc. 7,000                                              73
    o Sun Microsystems, Inc. 45,800                                          246
    o Unisys Corp. 4,700                                                      48
    o Xerox Corp. 11,900                                                     202
                                                                     -----------
                                                                          14,143
      BUSINESS SERVICES 4.4%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A 1,981                                                          119
   @o Allied Waste Industries, Inc. 4,300                                     40
   @o Apollo Group, Inc., Class A 2,700                                      218
      Automatic Data Processing, Inc. 8,400                                  373
      Cendant Corp. 14,902                                                   348
    @ Cintas Corp. 2,492                                                     109
    o Citrix Systems, Inc. 2,400                                              59
    @ Computer Associates International,
      Inc. 8,200                                                             255
    o Computer Sciences Corp. 2,700                                          152
    o Convergys Corp. 2,054                                                   31
    o eBay, Inc. 9,194                                                     1,069
      Electronic Data Systems Corp. 6,900                                    159
      Equifax, Inc. 2,000                                                     56
      First Data Corp. 11,999                                                510
    o Fiserv, Inc. 2,700                                                     109
    @ H&R Block, Inc. 2,300                                                  113
      IMS Health, Inc. 3,300                                                  77
    o Interpublic Group of Cos., Inc. 5,700                                   76
    o Intuit, Inc. 2,820                                                     124
    o Mercury Interactive Corp. 1,200                                         55
    o Monster Worldwide, Inc. 1,644                                           55
      Omnicom Group, Inc. 2,600                                              219
    o Parametric Technology Corp. 3,800                                       22
      Paychex, Inc. 5,250                                                    179
      Robert Half International, Inc. 2,400                                   71
    o SunGard Data Systems, Inc. 4,031                                       114
    o Symantec Corp. 8,796                                                   227
      Tyco International Ltd. 28,419                                       1,016
    o Veritas Software Corp. 6,000                                           171
      Waste Management, Inc. 8,157                                           244
    o Yahoo! Inc. 19,200                                                     724
                                                                     -----------
                                                                           7,094


8 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CHEMICALS 1.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc. 3,300                                   191
      Dow Chemical Co. 13,155                                                651
      E.I. du Pont de Nemours & Co. 13,954                                   685
      Eastman Chemical Co. 1,000                                              58
    @ Ecolab, Inc. 3,700                                                     130
    @ Great Lakes Chemical Corp. 700                                          20
    o Hercules, Inc. 1,500                                                    22
      Monsanto Co. 3,725                                                     207
      PPG Industries, Inc. 2,500                                             170
      Praxair, Inc. 4,600                                                    203
      Rohm & Haas Co. 3,205                                                  142
      Sigma-Aldrich Corp. 1,000                                               61
                                                                     -----------
                                                                           2,540
      CONSTRUCTION 0.5%
      --------------------------------------------------------------------------
    @ Centex Corp. 1,800                                                     107
      Fluor Corp. 1,100                                                       60
      KB Home 700                                                             73
      Masco Corp. 6,300                                                      230
      Pulte Homes, Inc. 1,800                                                115
      The Sherwin-Williams Co. 2,000                                          89
    @ The Stanley Works 1,100                                                 54
      Vulcan Materials Co. 1,500                                              82
                                                                     -----------
                                                                             810
      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp. 1,100                                              97
      Leggett & Platt, Inc. 2,800                                             80
    @ Maytag Corp. 1,800                                                      38
      Newell Rubbermaid, Inc. 3,924                                           95
      Whirlpool Corp. 900                                                     62
                                                                     -----------
                                                                             372
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Ball Corp. 1,600                                                        70
      Bemis Co. 1,400                                                         41
    o Pactiv Corp. 2,300                                                      58
    o Sealed Air Corp. 1,214                                                  65
                                                                     -----------
                                                                             234
      ELECTRONICS 4.9%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc. 10,300                                     28
    o Advanced Micro Devices, Inc. 4,900                                     108
    o Agilent Technologies, Inc. 6,737                                       162
    o Altera Corp. 5,480                                                     113
      American Power Conversion
      Corp. 2,825                                                             60
      Analog Devices, Inc. 5,400                                             199
    o Andrew Corp. 2,250                                                      31
    o Applied Materials, Inc. 24,000                                         410
    o Applied Micro Circuits Corp. 4,082                                      17
    o Broadcom Corp., Class A 4,600                                          148
    o CIENA Corp. 6,700                                                       22
    o Freescale Semiconductor, Inc.,
      Class B 5,566                                                          102
    @ Intel Corp. 90,000                                                   2,105
      ITT Industries, Inc. 1,300                                             110
    o Jabil Circuit, Inc. 2,727                                               70
    o JDS Uniphase Corp. 20,155                                               64
    o KLA-Tencor Corp. 2,700                                                 126
      Linear Technology Corp. 4,400                                          171
    o LSI Logic Corp. 5,300                                                   29
    o Lucent Technologies, Inc. 60,295                                       227
      Maxim Integrated Products, Inc. 4,700                                  199
   @o Micron Technology, Inc. 8,800                                          109
      Molex, Inc. 2,700                                                       81
      Motorola, Inc. 33,205                                                  571
    o National Semiconductor Corp. 5,000                                      90
   @o Novellus Systems, Inc. 2,200                                            61
    o Nvidia Corp. 2,400                                                      57
      PerkinElmer, Inc. 1,700                                                 38
    o PMC-Sierra, Inc. 2,500                                                  28
    o Power-One, Inc. 1,200                                                   11
    o QLogic Corp. 1,295                                                      48
      Qualcomm, Inc. 23,000                                                  975
    o Sanmina-SCI Corp. 7,400                                                 63
      Scientific-Atlanta, Inc. 2,200                                          73
    o Solectron Corp. 13,300                                                  71
      Symbol Technologies, Inc. 3,052                                         53
      Tektronix, Inc. 1,500                                                   45
    o Tellabs, Inc. 5,900                                                     51
   @o Teradyne, Inc. 2,700                                                    46
      Texas Instruments, Inc. 24,700                                         608
    o Thermo Electron Corp. 2,200                                             66
   @o Waters Corp. 1,700                                                      80
      Xilinx, Inc. 4,800                                                     142
                                                                     -----------
                                                                           7,868
      ENERGY: RAW MATERIALS 1.7%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp. 3,537                                         229
      Apache Corp. 4,684                                                     237


                                                          See financial notes. 9

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    @ Baker Hughes, Inc. 4,780                                               204
    o BJ Services Co. 2,300                                                  107
      Burlington Resources, Inc. 5,704                                       248
      Devon Energy Corp. 6,800                                               265
      EOG Resources, Inc. 1,607                                              115
      Halliburton Co. 6,200                                                  243
   @o Noble Corp. 1,800                                                       90
      Occidental Petroleum Corp. 5,400                                       315
    o Rowan Cos., Inc. 1,400                                                  36
      Schlumberger Ltd. 8,300                                                556
      Valero Energy Corp. 3,600                                              163
                                                                     -----------
                                                                           2,808
      FOOD & AGRICULTURE 3.3%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co. 9,200                                       205
      Campbell Soup Co. 5,700                                                170
      The Coca-Cola Co. 34,000                                             1,415
      Coca-Cola Enterprises, Inc. 6,500                                      136
      ConAgra Foods, Inc. 7,600                                              224
      General Mills, Inc. 5,300                                              264
      H.J. Heinz Co. 5,000                                                   195
      Hershey Foods Corp. 3,500                                              194
      Kellogg Co. 5,900                                                      264
      McCormick & Co., Inc. 2,000                                             77
      The Pepsi Bottling Group, Inc. 3,602                                    97
      PepsiCo, Inc. 23,780                                                 1,241
      Sara Lee Corp. 11,100                                                  268
    @ Supervalu, Inc. 1,900                                                   66
      Sysco Corp. 9,100                                                      347
      Wm. Wrigley Jr. Co. 3,100                                              215
                                                                     -----------
                                                                           5,378
      GOLD 0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp. 6,486                                             288

      HEALTHCARE / DRUGS & MEDICINE 11.9%
      --------------------------------------------------------------------------
      Abbott Laboratories 21,800                                           1,017
      Allergan, Inc. 1,800                                                   146
      AmerisourceBergen Corp. 1,600                                           94
    o Amgen, Inc. 17,804                                                   1,142
      Applied Biosystems Group-
      Applera Corp. 2,800                                                     59
      Bausch & Lomb, Inc. 800                                                 52
      Baxter International, Inc. 8,600                                       297
      Becton Dickinson & Co. 3,600                                           205
    o Biogen Idec, Inc. 4,700                                                313
      Biomet, Inc. 3,725                                                     162
    o Boston Scientific Corp. 11,900                                         423
      Bristol-Myers Squibb Co. 27,600                                        707
      C.R. Bard, Inc. 1,400                                                   90
      Cardinal Health, Inc. 6,175                                            359
    o Caremark Rx, Inc. 6,413                                                253
    o Chiron Corp. 2,700                                                      90
      Eli Lilly & Co. 16,000                                                 908
    o Express Scripts, Inc. 1,100                                             84
    o Forest Laboratories, Inc. 5,200                                        233
    o Genzyme Corp. 3,200                                                    186
    o Gilead Sciences, Inc. 6,000                                            210
      Guidant Corp. 4,500                                                    324
    @ HCA, Inc. 6,100                                                        244
      Health Management Associates,
      Inc., Class A 3,300                                                     75
    o Hospira, Inc. 2,210                                                     74
    o Humana, Inc. 2,100                                                      62
  (8) Johnson & Johnson 41,648                                             2,641
    o King Pharmaceuticals, Inc. 3,466                                        43
    o Laboratory Corp. of America
      Holdings 2,000                                                         100
      Manor Care, Inc. 1,300                                                  46
    @ McKesson Corp. 4,106                                                   129
    o Medco Health Solutions, Inc. 3,888                                     162
    o Medimmune, Inc. 3,400                                                   92
      Medtronic, Inc. 16,900                                                 839
      Merck & Co., Inc. 31,400                                             1,009
    @ Mylan Laboratories, Inc. 3,800                                          67
 =(6) Pfizer, Inc. 105,889                                                 2,847
      Quest Diagnostics 1,380                                                132
      Schering-Plough Corp. 20,800                                           434
    o St. Jude Medical, Inc. 5,000                                           210
      Stryker Corp. 5,670                                                    274
    o Tenet Healthcare Corp. 6,500                                            71
    @ UnitedHealth Group, Inc. 9,400                                         828
    o Watson Pharmaceuticals, Inc. 1,500                                      49
    o WellPoint, Inc. 4,201                                                  483
      Wyeth 18,600                                                           792
    o Zimmer Holdings, Inc. 3,500                                            280
                                                                     -----------
                                                                          19,337
      HOUSEHOLD PRODUCTS 2.2%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B 1,200                                       58
      Avon Products, Inc. 6,600                                              255
      Clorox Co. 2,100                                                       124
      Colgate-Palmolive Co. 7,600                                            389
      The Gillette Co. 14,200                                                636
      International Flavors & Fragrances,
      Inc. 1,400                                                              60
    = Procter & Gamble Co. 35,700                                          1,966
                                                                     -----------
                                                                           3,488


10 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      INSURANCE 4.6%
      --------------------------------------------------------------------------
      ACE Ltd. 3,900                                                         167
      Aetna, Inc. 2,100                                                      262
      AFLAC, Inc. 7,200                                                      287
      The Allstate Corp. 9,700                                               502
      AMBAC Financial Group, Inc. 1,592                                      131
  (9) American International Group,
      Inc. 36,548                                                          2,400
    @ AON Corp. 4,550                                                        109
      Chubb Corp. 2,700                                                      208
      CIGNA Corp. 2,000                                                      163
      Cincinnati Financial Corp. 2,415                                       107
      Hartford Financial Services Group,
      Inc. 4,200                                                             291
      Jefferson-Pilot Corp. 1,850                                             96
      Lincoln National Corp. 2,600                                           121
      Loews Corp. 2,700                                                      190
      Marsh & McLennan Cos., Inc. 7,200                                      237
    @ MBIA, Inc. 1,950                                                       123
      Metlife, Inc. 10,367                                                   420
      MGIC Investment Corp. 1,400                                             96
      Principal Financial Group, Inc. 4,574                                  187
      The Progressive Corp. 2,850                                            242
      Prudential Financial, Inc. 7,300                                       401
      Safeco Corp. 1,900                                                      99
      The St. Paul Travelers Cos., Inc. 9,459                                351
      Torchmark Corp. 1,500                                                   86
    @ UnumProvident Corp. 4,276                                               77
    @ XL Capital Ltd., Class A 1,900                                         147
                                                                     -----------
                                                                           7,500
      MEDIA 3.6%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc. 8,376                                                             281
    o Comcast Corp., Class A 31,259                                        1,040
      Dow Jones & Co., Inc. 1,100                                             47
      Gannett Co., Inc. 3,800                                                311
    @ Knight-Ridder, Inc. 1,200                                               80
      The McGraw-Hill Cos., Inc. 2,700                                       247
      Meredith Corp. 700                                                      38
      New York Times Co., Class A 2,200                                       90
      News Corp, Inc., Class A 20,000                                        373
    @ R.R. Donnelley & Sons Co. 3,000                                        106
    o Time Warner, Inc. 64,350                                             1,251
      Tribune Co. 4,400                                                      185
   @o Univision Communications, Inc.,
      Class A 4,595                                                          135
      Viacom, Inc., Class B 24,281                                           884
    @ The Walt Disney Co. 29,000                                             806
                                                                     -----------
                                                                           5,874
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co. 11,000                                                          903

      MISCELLANEOUS FINANCE 7.7%
      --------------------------------------------------------------------------
      American Express Co. 17,900                                          1,009
      The Bear Stearns Cos., Inc. 1,512                                      155
    @ Capital One Financial Corp. 3,400                                      286
    / The Charles Schwab Corp. 19,042                                        228
      CIT Group, Inc. 2,900                                                  133
 =(4) Citigroup, Inc. 72,636                                               3,500
    @ Countrywide Financial Corp. 8,000                                      296
    o E*TRADE Financial Corp. 5,200                                           78
      Fannie Mae 13,700                                                      976
      Federated Investors, Inc., Class B 1,500                                46
      Franklin Resources, Inc. 3,600                                         251
      Freddie Mac 9,700                                                      715
      Golden West Financial Corp. 4,400                                      270
      Goldman Sachs Group, Inc. 6,897                                        717
      Janus Capital Group, Inc. 3,300                                         55
      Lehman Brothers Holdings, Inc. 3,900                                   341
      MBNA Corp. 17,643                                                      497
      Merrill Lynch & Co., Inc. 13,300                                       795
      Moody's Corp. 2,100                                                    182
      Morgan Stanley 15,550                                                  863
    o Providian Financial Corp. 3,800                                         63
      SLM Corp. 6,000                                                        320
      Sovereign Bancorp, Inc. 4,700                                          106
      T. Rowe Price Group, Inc. 1,700                                        106
      Washington Mutual, Inc. 12,424                                         525
                                                                     -----------
                                                                          12,513
      NON-DURABLES & ENTERTAINMENT 1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc. 2,450                                          68
   @o Electronic Arts, Inc. 4,258                                            263
      Fortune Brands, Inc. 2,000                                             154
      Hasbro, Inc. 2,525                                                      49
      International Game Technology 5,000                                    172
      Mattel, Inc. 5,900                                                     115
      McDonald's Corp. 17,800                                                571
   @o Starbucks Corp. 5,660                                                  353
      Wendy's International, Inc. 1,700                                       67
      Yum! Brands, Inc. 4,100                                                193
                                                                     -----------
                                                                           2,005


                                                         See financial notes. 11

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc. 12,272                                                     386
      Engelhard Corp. 1,800                                                   55
      Freeport-McMoran Copper & Gold, Inc.,
      Class B 2,400                                                           92
      Phelps Dodge Corp. 1,315                                               130
                                                                     -----------
                                                                             663
      OIL: DOMESTIC 1.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp. 1,400                                               115
      Ashland, Inc. 900                                                       53
      ConocoPhillips 9,754                                                   847
      Kerr-McGee Corp. 2,084                                                 120
      Marathon Oil Corp. 4,900                                               184
    o Nabors Industries Ltd. 2,000                                           103
    @ Sunoco, Inc. 1,100                                                      90
    o Transocean, Inc. 4,584                                                 194
      Unocal Corp. 3,700                                                     160
      XTO Energy, Inc. 3,700                                                 131
                                                                     -----------
                                                                           1,997
      OIL: INTERNATIONAL 3.9%
      --------------------------------------------------------------------------
      ChevronTexaco Corp. 30,170                                           1,584
 =(2) Exxon Mobil Corp. 91,250                                             4,678
                                                                     -----------
                                                                           6,262
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc. 20,700                                                   244
    @ Eastman Kodak Co. 4,100                                                132
                                                                     -----------
                                                                             376
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Georgia-Pacific Corp. 3,655                                            137
      International Paper Co. 6,798                                          285
      Kimberly-Clark Corp. 7,000                                             461
    @ Louisiana-Pacific Corp. 1,400                                           37
      MeadWestvaco Corp. 2,764                                                94
      Temple-Inland, Inc. 800                                                 55
      Weyerhaeuser Co. 3,400                                                 229
                                                                     -----------
                                                                           1,298
      PRODUCER GOODS & MANUFACTURING 5.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc. 3,000                                     124
    @ Avery Dennison Corp. 1,500                                              90
      Caterpillar, Inc. 4,800                                                468
      Cooper Industries Ltd., Class A 1,300                                   88
      Deere & Co. 3,500                                                      260
      Dover Corp. 2,800                                                      117
      Emerson Electric Co. 5,900                                             414
    o Fisher Scientific International,
      Inc. 1,605                                                             100
 =(1) General Electric Co. 148,100                                         5,406
      Honeywell International, Inc. 12,237                                   433
      Illinois Tool Works, Inc. 4,400                                        408
      Ingersoll-Rand Co., Class A 2,400                                      193
      Johnson Controls, Inc. 2,600                                           165
    o Millipore Corp. 800                                                     40
      Pall Corp. 1,700                                                        49
      Parker Hannifin Corp. 1,650                                            125
    @ Snap-On, Inc. 800                                                       27
      W.W. Grainger, Inc. 1,300                                               87
                                                                     -----------
                                                                           8,594
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp. 5,200                                                            246
      CSX Corp. 2,900                                                        116
      Norfolk Southern Corp. 5,600                                           203
      Union Pacific Corp. 3,700                                              249
                                                                     -----------
                                                                             814
      REAL PROPERTY 0.6%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management
      Co., Class A 1,300                                                      50
      Archstone-Smith Trust 2,700                                            103
      Equity Office Properties Trust 5,600                                   163
      Equity Residential 4,200                                               152
      Plum Creek Timber Co., Inc. 2,900                                      111
      ProLogis 2,600                                                         113
    @ Simon Property Group, Inc. 3,100                                       201
                                                                     -----------
                                                                             893
      RETAIL 6.3%
      --------------------------------------------------------------------------
      Albertson's, Inc. 5,275                                                126
   @o Autonation, Inc. 3,700                                                  71
    o AutoZone, Inc. 1,200                                                   110
    o Bed, Bath & Beyond, Inc. 4,200                                         167
      Best Buy Co., Inc. 4,650                                               276
    o Big Lots, Inc. 1,400                                                    17
      Circuit City Stores, Inc. 2,900                                         45
      Costco Wholesale Corp. 6,500                                           315
      CVS Corp. 5,700                                                        257
    @ Dillards, Inc., Class A 1,100                                           30
      Dollar General Corp. 4,763                                              99


12 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    @ Family Dollar Stores, Inc. 2,400                                        75
      Federated Department Stores,
      Inc. 2,500                                                             145
      The Gap, Inc. 12,562                                                   265
      Home Depot, Inc. 31,000                                              1,325
      J.C. Penney Co., Inc. Holding Co. 4,100                                170
    o Kohl's Corp. 4,800                                                     236
    o Kroger Co. 10,600                                                      186
      Limitedbrands 5,705                                                    131
      Lowe's Cos., Inc. 10,800                                               622
      The May Department Stores Co. 4,050                                    119
      Nordstrom, Inc. 2,000                                                   93
    o Office Depot, Inc. 4,500                                                78
      OfficeMax, Inc. 1,200                                                   38
      RadioShack Corp. 2,400                                                  79
    o Safeway, Inc. 6,200                                                    122
    @ Sears, Roebuck & Co. 3,100                                             158
      Staples, Inc. 7,000                                                    236
      Target Corp. 12,700                                                    660
    @ Tiffany & Co. 2,000                                                     64
    @ TJX Cos., Inc. 7,200                                                   181
    o Toys `R' Us, Inc. 3,000                                                 61
 =(5) Wal-Mart Stores, Inc. 59,500                                         3,143
      Walgreen Co. 14,600                                                    560
                                                                     -----------
                                                                          10,260
      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc. 1,750                                      38
      Nucor Corp. 2,400                                                      125
      United States Steel Corp. 1,500                                         77
                                                                     -----------
                                                                             240
      TELEPHONE 3.3%
      --------------------------------------------------------------------------
      Alltel Corp. 4,400                                                     258
      AT&T Corp. 11,216                                                      214
    o Avaya, Inc. 6,432                                                      111
      BellSouth Corp. 25,800                                                 717
      CenturyTel, Inc. 1,900                                                  67
      Citizens Communications Co. 4,718                                       65
    o Nextel Communications, Inc.,
      Class A 15,700                                                         471
    o Qwest Communications International,
      Inc. 24,216                                                            107
      SBC Communications, Inc. 46,710                                      1,204
      Sprint Corp. (FON Group) 20,550                                        511
      Verizon Communications, Inc. 38,750                                  1,570
                                                                     -----------
                                                                           5,295
      TOBACCO 1.3%
      --------------------------------------------------------------------------
      Altria Group, Inc. 28,900                                            1,766
    @ Reynolds American, Inc. 2,128                                          167
      UST, Inc. 2,400                                                        115
                                                                     -----------
                                                                           2,048
      TRAVEL & RECREATION 0.7%
      --------------------------------------------------------------------------
      Brunswick Corp. 1,200                                                   59
    @ Carnival Corp. 9,000                                                   519
      Harrah's Entertainment, Inc. 1,500                                     100
      Hilton Hotels Corp. 5,400                                              123
      Marriott International, Inc.,
      Class A 3,300                                                          208
      Starwood Hotels & Resorts Worldwide,
      Inc. 2,900                                                             169
                                                                     -----------
                                                                           1,178
      TRUCKING & FREIGHT 0.2%
      --------------------------------------------------------------------------
      Paccar, Inc. 2,550                                                     205
      Ryder Systems, Inc. 900                                                 43
                                                                     -----------
                                                                             248
      UTILITIES: ELECTRIC & GAS 3.1%
      --------------------------------------------------------------------------
    o The AES Corp. 8,800                                                    120
    o Allegheny Energy, Inc. 2,451                                            48
    @ Ameren Corp. 2,700                                                     135
      American Electric Power Co., Inc. 5,560                                191
   @o Calpine Corp. 7,500                                                     30
      Centerpoint Energy, Inc. 4,150                                          47
      Cinergy Corp. 2,600                                                    108
    o CMS Energy Corp. 2,400                                                  25
    @ Consolidated Edison, Inc. 3,300                                        144
      Constellation Energy Group, Inc. 2,500                                 109
      Dominion Resources, Inc. 4,580                                         310
      DTE Energy Co. 2,400                                                   104
    @ Duke Energy Corp. 13,234                                               335
   @o Dynegy, Inc., Class A 5,200                                             24
      Edison International 4,700                                             151
      El Paso Corp. 8,929                                                     93
      Entergy Corp. 3,300                                                    223
      Exelon Corp. 9,550                                                     421
      FirstEnergy Corp. 4,628                                                183
      FPL Group, Inc. 2,700                                                  202
      KeySpan Corp. 2,300                                                     91
      Kinder Morgan, Inc. 1,690                                              124
      Nicor, Inc. 600                                                         22
      NiSource, Inc. 3,546                                                    81


                                                         See financial notes. 13

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Peoples Energy Corp. 500                                                22
    o PG&E Corp. 5,900                                                       196
      Pinnacle West Capital Corp. 1,200                                       53
      PPL Corp. 2,600                                                        139
      Progress Energy, Inc. 3,502                                            158
      Public Service Enterprise Group,
      Inc. 3,300                                                             171
      Sempra Energy 3,141                                                    115
      The Southern Co. 10,300                                                345
    @ TECO Energy, Inc. 2,700                                                 41
      TXU Corp. 3,422                                                        221
      Williams Cos., Inc. 7,900                                              129
      Xcel Energy, Inc. 5,605                                                102
                                                                     -----------
                                                                           5,013
      WARRANTS 0.0% of net assets

      ELECTRONICS 0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc.
      expires 12/10/07                                  1,375                  2

      SHORT-TERM INVESTMENT
      1.6% of net assets

      Provident Institutional
      TempFund 2,617,122                                                   2,617

      SECURITY                                    FACE AMOUNT
         RATE, MATURITY DATE                      ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.2% of net assets

    = U.S. Treasury Bill
         2.13%, 03/17/05                                  245                244

END OF INVESTMENTS.

      SECURITY                                    FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ x 1,000)        ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 3.5%
      --------------------------------------------------------------------------
      Bank of America Corp.
         2.30%, 01/31/05                                  528                528
      Concord Imperial Bank Corp.
         2.37%, 01/31/05                                1,082              1,082
         1.72%, 05/25/05                                2,177              2,177
      Foreningssparbanken AB
         2.36%, 01/18/05                                1,504              1,504
      Fortis Bank NY
         2.06%, 06/08/05                                  109                109
      Societe Generale NY
         2.36%, 01/14/05                                  241                241
      UBS Bank
         2.32%, 01/18/05                                   88                 88
                                                                     -----------
                                                                           5,729
      SHORT-TERM INVESTMENTS 4.4%
      --------------------------------------------------------------------------
      Bank of America Corp.,
      Time Deposit
         1.50%, 01/03/05                                  478                478

       SECURITY AND NUMBER OF SHARES
       Institutional Money Market
       Trust 6,658,496                                                     6,658
                                                                     -----------
                                                                           7,136

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 12/31/04. All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                               Number of           Contract           Unrealized
                               contracts            value               Gains
S&P 500 Index,
Long expires 03/18/05             10                 3,034                43


14 See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of December 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $12,415 of securities on loan)                           $161,876 a
Collateral invested for securities on loan                               12,865
Receivables:
   Fund shares sold                                                          36
   Interest                                                                   5
   Dividends                                                                207
Prepaid expenses                                                    +         1
                                                                    ------------
TOTAL ASSETS                                                            174,990

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              $12,865
Payables:
   Fund shares redeemed                                                      77
   Due to brokers for futures                                                 3
   Investment adviser and administrator fees                                  8
Accrued expenses                                                    +        46
                                                                    ------------
TOTAL LIABILITIES                                                        12,999

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            174,990
TOTAL LIABILITIES                                                   -    12,999
                                                                    ------------
NET ASSETS                                                             $161,991

NET ASSETS BY SOURCE
Capital received from investors                                         145,562
Net investment income not yet distributed                                 2,649
Net realized capital losses                                             (11,323) b
Net unrealized capital gains                                             25,103 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$161,991             9,222                 $17.56

  Unless stated, all numbers are x 1,000.

a The fund paid $136,816 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                    $12,732
    Sales/maturities              $6,584

b These derive from investments and futures.

FEDERAL TAX DATA
-----------------------------------------------------
PORTFOLIO COST                              $137,397

NET UNREALIZED GAINS AND LOSSES:
Gains                                        $43,176
Losses                                   +   (18,697)
                                         -----------
                                             $24,479

AS OF DECEMBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                               $2,649
Long-term capital gains                          $--

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                        Loss amount
  2008                                          $664
  2009                                         1,821
  2010                                         7,810
  2011                                            38
  2012                                   +       359
                                         -----------
                                             $10,692

DEFERRED CAPITAL LOSSES                           $7


                                                         See financial notes. 15

SCHWAB S&P 500 PORTFOLIO

Statement of
OPERATIONS
For January 1, 2004 through December 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $3,021
Interest                                                                     35
Securities on loan                                                   +       19
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   3,075

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                         (234)
Net realized gains on futures contracts                              +      222
                                                                     -----------
NET REALIZED LOSSES                                                         (12)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      12,827
Net unrealized losses on futures contracts                           +     (146)
                                                                     -----------
NET UNREALIZED GAINS                                                     12,681

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   304 a
Trustees' fees                                                               21 b
Custodian fees                                                               24
Portfolio accounting fees                                                    20
Professional fees                                                            31
Shareholder reports                                                          48
Other expenses                                                       +       19
                                                                     -----------
Total expenses                                                              467
Expense reduction                                                    -       42 c
                                                                     -----------
NET EXPENSES                                                                425

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   3,075
NET EXPENSES                                                         -      425
                                                                     -----------
NET INVESTMENT INCOME                                                     2,650
NET REALIZED LOSSES                                                         (12) d
NET UNREALIZED GAINS                                                 +   12,681 d
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $15,319

  Unless stated, all numbers are x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through April 30, 2005, to 0.28% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $12,669.


16 See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          1/1/04-12/31/04       1/1/03-12/31/03
Net investment income                              $2,650                $1,719
Net realized losses                                   (12)                 (188)
Net unrealized gains                      +        12,681                27,789
                                          --------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    15,319                29,320

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $1,720                $1,477 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  1/1/04-12/31/04             1/1/03-12/31/03
                              SHARES           VALUE      SHARES          VALUE
Shares sold                    2,284         $37,513       2,724        $38,442
Shares reinvested                100           1,720          95          1,477
Shares redeemed             + (2,259)        (36,911)     (1,487)       (19,991)
                            ----------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                      125          $2,322       1,332        $19,928

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  1/1/04-12/31/04             1/1/03-12/31/03
                              SHARES      NET ASSETS      SHARES     NET ASSETS
Beginning of period            9,097        $146,070       7,765        $98,299
Total increase              +    125          15,921       1,332         47,771 b
                            ----------------------------------------------------
END OF PERIOD                  9,222        $161,991       9,097       $146,070 c

  Unless stated, all numbers are x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                    $1,720
  Long-term capital gains               $--

  PRIOR PERIOD
  Ordinary income                    $1,477
  Long-term capital gains               $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $2,649 and $1,719 for the current period and prior period, respectively.


                                                         See financial notes. 17

SCHWAB S&P 500 PORTFOLIO

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

   THE TRUST AND ITS FUNDS

   This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

   SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994

      Schwab Money Market Portfolio
      Schwab MarketTrack Growth Portfolio II
      SCHWAB S&P 500 PORTFOLIO

SCHWAB S&P 500 PORTFOLIO

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

  AMOUNT                                                               WEIGHTED
OUTSTANDING                            AVERAGE                         AVERAGE
AT 12/31/04                           BORROWING*                       INTEREST
($ x 1,000)                          ($ x 1,000)                       RATE* (%)
--------------------------------------------------------------------------------
     --                                  100                              1.49

* Based on the number of days for which the borrowing is outstanding.

SCHWAB S&P 500 PORTFOLIO

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB S&P 500 PORTFOLIO

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the fund covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 12/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:              Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;          Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;              Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                            Capital Trust, 1993;            Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                            Annuity Portfolios, 1994.       Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                            N.A., U.S. Trust, United States Trust Co. of New York, Siebel Systems
                                                            (software), Xsign, Inc. (electronic payment systems), TrustMark, Inc.,
                                                            All Kinds of Minds (education); Trustee, Stanford University. Until
                                                            5/04: Director, The Gap, Inc. (clothing retailer). Until 5/03: Co-CEO,
                                                            The Charles Schwab Corp. Until 3/02: Director, Audiobase, Inc.
                                                            (Internet audio solutions). Until 5/02: Director, Vodaphone AirTouch
                                                            PLC (telecommunications). Until 7/01: Director, The Charles Schwab
                                                            Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO                  EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).                   Inc; Until 7/04: SVP for Development and Distribution, Asset
                                                            Management Products and Services Enterprise; Until 6/03: EVP,
                                                            CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment           SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).           Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                            Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment           Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).           Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                            Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                            Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment           Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).           Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                            Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance                Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).           Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                            VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                            Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                            Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts).         SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                     Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                            U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal            Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer               Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                            (all trusts).                   Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                            Until 9/99: Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).              Since 2/05: Director, Pacific Life Insurance Company; Chair, JDN
8/13/60                                                     Corp. Advisory LLC; Trustee, Stanford University, America First
                                                            Cos., Omaha, NE (venture capital/fund management), Redwood
                                                            Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                            International (research), PMI Group, Inc. (mortgage insurance),
                                                            Lucile Packard Children's Hospital, Laudus Trust, Laudus Variable
                                                            Insurance Trust. 2001: Special Advisor to the President, Stanford
                                                            University. Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;          CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;              and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;            Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios, 1994.       Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).              Director, Aphton Corp. (bio-pharmaceuticals); Non-Executive Chair,
11/22/41                                                    Trustee, Solectron Corp. (manufacturing), Mission West Properties
                                                            (commercial real estate), Stratex Networks (network equipment), Laudus
                                                            Trust, Laudus Variable Insurance Trust; Public Governor, Member,
                                                            executive committee, Pacific Stock & Options Exchange. Until 2/04:
                                                            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Until 1998: Dean,
                                                            Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;          Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;              services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).              Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                     Trustee, Cooper Industries (electrical products, tools and hardware);
                                                            Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;              Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;          Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;              management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

                    [CHARLES SCHWAB LOGO]

LARGE-CAP BLEND
                    SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                    BALANCED

                    FOR THE YEAR ENDED DECEMBER 31, 2004
                    Inception Date: November 1, 1996

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by calling 1-800-435-4000.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2004

[PHOTO OF LARRY MANO]

LARRY MANO, a director and a portfolio manager, is responsible for the overall management of the portfolio. Prior to joining the firm in 1998, he worked for 20 years in equity management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the equity portions of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

INVESTMENT ENVIRONMENT AND THE PORTFOLIO

2004 STARTED OFF POSITIVELY, CONTINUING THE ENCOURAGING ECONOMIC TREND THAT WAS REPORTED TOWARD THE END OF 2003. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to exhibit solid gains. In fact, aside from a "soft patch" in early summer, the economy stayed strong throughout 2004.

The firming labor market, as well as steady gains in capital spending, kept the expansion on a self-sustaining path. The caution surrounding the economic outlook and geopolitical environment began to dissipate last spring and firms, unable to continue boosting productivity by restraining hiring, added more than two million new jobs during the year. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested further improvement, while continuing claims for unemployment benefits remained near cyclical lows. In addition, consumer sentiment rebounded, the labor market continued to sustain consumer spending, and corporate liquidity remained positive.

Strong productivity growth and slack in the economy kept a lid on inflation. The Federal Reserve (Fed) began to take the Fed funds rate higher beginning in June amid signs of solidly expanding output and improved hiring. The rate was raised another four times in 2004, ending the year at a moderate 2.25%. The moves had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the hikes began.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 1.23% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

 4.34%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

10.88%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.33%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

20.25% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                              [PLOTPOINTS TO COME]

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


                                        Schwab MarketTrack Growth Portfolio II 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF KIMON DAIFOTIS]

KIMON DAIFOTIS, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, is responsible for the overall management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for more than 18 years in research and asset management.

Strengthening global demand for oil, particularly in the Pacific Rim, and supply constraints in the wake of the Florida hurricanes drove crude prices to record highs, above $50 per barrel in late October. Since then, crude prices backed off to the mid-$40 range, as supply concerns dissipated and China's economy continues to attempt to engineer a soft landing. Though some pass-through from high oil and commodity prices earlier in the year may hamper growth and stir inflationary pressures, inflation has remained generally benign.

THE SCHWAB MARKETTRACK GROWTH II PORTFOLIO was up 11.58% for the year, although it slightly lagged its benchmark. The fund's performance was helped by its exposure to the strong performing international sector and small-cap stocks. The portfolio's allocation to fixed income, an asset class that tends to be less volatile, also added to returns, although not as much as equities did over the period.

During the 12-month report period, the S&P 500 Index(R) was up 10.88% for the year, while the Schwab Small-Cap Index(R) rose 16.74% and the Schwab International Index(R) increased 19.09%. In terms of style, value edged out growth by a significant margin. Bonds also had a good year, up 4.34%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. But it was more the strength in the equity markets that helped to boost returns in the MarketTrack portfolio.

Past performance does not indicate future results.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.


2 Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE as of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                            Benchmark:       Fund Category:
                                              GROWTH          MORNINGSTAR
                             PORTFOLIO   COMPOSITE INDEX    LARGE-CAP BLEND
1 YEAR                         11.58%        11.65%              8.78%
5 YEARS                         0.87%         2.20%             -3.43%
SINCE INCEPTION: 11/1/96        7.70%         8.00%               n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$18,332  PORTFOLIO

$18,751  GROWTH COMPOSITE INDEX

$19,524  S&P 500(R) INDEX

$17,280  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                    LEHMAN
                                   GROWTH            S&P          BROTHERS U.S.
                                  COMPOSITE         500(R)        AGGREGATE
                 PORTFOLIO          INDEX           INDEX         BOND INDEX
01-Nov-96         $10,000          $10,000         $10,000         $10,000
30-Nov-96         $10,490          $10,450         $10,777         $10,178
31-Dec-96         $10,420          $10,425         $10,564         $10,083
31-Jan-97         $10,670          $10,690         $11,223         $10,115
28-Feb-97         $10,710          $10,673         $11,311         $10,140
31-Mar-97         $10,460          $10,399         $10,848         $10,027
30-Apr-97         $10,780          $10,596         $11,494         $10,178
31-May-97         $11,420          $11,243         $12,193         $10,274
30-Jun-97         $11,940          $11,674         $12,739         $10,397
31-Jul-97         $12,650          $12,306         $13,752         $10,677
31-Aug-97         $12,200          $11,981         $12,982         $10,587
30-Sep-97         $12,880          $12,581         $13,692         $10,743
31-Oct-97         $12,520          $12,143         $13,235         $10,899
30-Nov-97         $12,730          $12,237         $13,848         $10,949
31-Dec-97         $12,977          $12,374         $14,086         $11,060
31-Jan-98         $13,037          $12,457         $14,242         $11,201
28-Feb-98         $13,779          $13,159         $15,269         $11,192
31-Mar-98         $14,199          $13,662         $16,051         $11,230
30-Apr-98         $14,320          $13,790         $16,213         $11,289
31-May-98         $14,019          $13,557         $15,934         $11,396
30-Jun-98         $14,240          $13,713         $16,581         $11,493
31-Jul-98         $13,959          $13,462         $16,405         $11,517
31-Aug-98         $12,285          $11,785         $14,036         $11,705
30-Sep-98         $12,696          $12,139         $14,936         $11,979
31-Oct-98         $13,478          $12,767         $16,150         $11,915
30-Nov-98         $14,079          $13,359         $17,129         $11,983
31-Dec-98         $14,673          $13,953         $18,116         $12,019
31-Jan-99         $14,921          $14,166         $18,873         $12,104
28-Feb-99         $14,395          $13,664         $18,286         $11,893
31-Mar-99         $14,807          $14,029         $19,017         $11,958
30-Apr-99         $15,405          $14,633         $19,753         $11,996
31-May-99         $15,127          $14,460         $19,287         $11,891
30-Jun-99         $15,735          $15,074         $20,357         $11,853
31-Jul-99         $15,621          $14,964         $19,722         $11,803
31-Aug-99         $15,518          $14,819         $19,624         $11,797
30-Sep-99         $15,467          $14,698         $19,086         $11,934
31-Oct-99         $16,095          $15,154         $20,294         $11,978
30-Nov-99         $16,569          $15,724         $20,707         $11,977
31-Dec-99         $17,553          $16,817         $21,926         $11,919
31-Jan-00         $16,777          $16,275         $20,825         $11,880
29-Feb-00         $17,176          $16,898         $20,431         $12,024
31-Mar-00         $17,975          $17,545         $22,429         $12,182
30-Apr-00         $17,376          $16,953         $21,754         $12,147
31-May-00         $16,965          $16,587         $21,308         $12,141
30-Jun-00         $17,598          $17,181         $21,835         $12,394
31-Jul-00         $17,232          $16,949         $21,494         $12,506
31-Aug-00         $18,108          $17,805         $22,829         $12,688
30-Sep-00         $17,442          $17,301         $21,624         $12,768
31-Oct-00         $17,254          $17,042         $21,533         $12,852
30-Nov-00         $16,245          $16,102         $19,836         $13,063
31-Dec-00         $16,707          $16,735         $19,933         $13,306
31-Jan-01         $17,045          $17,096         $20,641         $13,523
28-Feb-01         $15,872          $16,105         $18,758         $13,640
31-Mar-01         $15,150          $15,307         $17,569         $13,708
30-Apr-01         $16,064          $16,230         $18,934         $13,651
31-May-01         $16,097          $16,300         $19,061         $13,733
30-Jun-01         $15,951          $16,110         $18,598         $13,785
31-Jul-01         $15,754          $15,886         $18,416         $14,094
31-Aug-01         $15,172          $15,367         $17,263         $14,256
30-Sep-01         $14,022          $14,123         $15,868         $14,421
31-Oct-01         $14,360          $14,525         $16,171         $14,722
30-Nov-01         $15,060          $15,248         $17,411         $14,519
31-Dec-01         $15,303          $15,542         $17,565         $14,426
31-Jan-02         $14,962          $15,293         $17,308         $14,543
28-Feb-02         $14,773          $15,134         $16,974         $14,684
31-Mar-02         $15,350          $15,739         $17,612         $14,441
30-Apr-02         $14,997          $15,491         $16,545         $14,721
31-May-02         $14,867          $15,365         $16,423         $14,846
30-Jun-02         $14,184          $14,634         $15,253         $14,975
31-Jul-02         $13,112          $13,499         $14,065         $15,156
31-Aug-02         $13,206          $13,559         $14,157         $15,412
30-Sep-02         $12,193          $12,555         $12,618         $15,662
31-Oct-02         $12,829          $13,108         $13,728         $15,590
30-Nov-02         $13,418          $13,712         $14,537         $15,585
31-Dec-02         $12,940          $13,226         $13,683         $15,908
31-Jan-03         $12,567          $12,920         $13,325         $15,922
28-Feb-03         $12,387          $12,710         $13,125         $16,142
31-Mar-03         $12,411          $12,723         $13,252         $16,129
30-Apr-03         $13,314          $13,595         $14,344         $16,263
31-May-03         $14,072          $14,364         $15,100         $16,565
30-Jun-03         $14,252          $14,555         $15,294         $16,532
31-Jul-03         $14,481          $14,813         $15,563         $15,977
31-Aug-03         $14,794          $15,172         $15,866         $16,082
30-Sep-03         $14,818          $15,163         $15,698         $16,508
31-Oct-03         $15,528          $15,917         $16,587         $16,355
30-Nov-03         $15,769          $16,173         $16,732         $16,394
31-Dec-03         $16,431          $16,794         $17,609         $16,561
31-Jan-04         $16,686          $17,103         $17,933         $16,694
29-Feb-04         $16,881          $17,334         $18,183         $16,874
31-Mar-04         $16,808          $17,305         $17,908         $17,001
30-Apr-04         $16,406          $16,857         $17,627         $16,559
31-May-04         $16,552          $16,964         $17,868         $16,492
30-Jun-04         $16,906          $17,313         $18,215         $16,586
31-Jul-04         $16,382          $16,745         $17,612         $16,751
31-Aug-04         $16,431          $16,765         $17,682         $17,071
30-Sep-04         $16,759          $17,138         $17,873         $17,117
31-Oct-04         $17,064          $17,420         $18,147         $17,260
30-Nov-04         $17,819          $18,201         $18,882         $17,122
31-Dec-04         $18,332          $18,751         $19,524         $17,280

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


                                        Schwab MarketTrack Growth Portfolio II 3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO FACTS as of 12/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                  INVESTMENT STYLE
MARKET CAP     Value    Blend   Growth
 Large          / /      /X/      / /
 Medium         / /      / /      / /
 Small          / /      / /      / /

STATISTICS

NUMBER OF HOLDINGS                                                        508
-------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $61,964
-------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                24.5
-------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     8%
-------------------------------------------------------------------------------

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INTERNATIONAL INDEX FUND(R)
     Select Shares(R)                                                    20.3%
--------------------------------------------------------------------------------
(2)  SCHWAB SMALL-CAP INDEX FUND(R) Select Shares                        20.0%
--------------------------------------------------------------------------------
(3)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   15.0%
--------------------------------------------------------------------------------
(4)  SCHWAB VALUE ADVANTAGE
     MONEY FUND(R) Investor Shares                                        2.9%
--------------------------------------------------------------------------------
(5)  GENERAL ELECTRIC CO.                                                 1.3%
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                    1.2%
--------------------------------------------------------------------------------
(7)  MICROSOFT CORP.                                                      1.0%
--------------------------------------------------------------------------------
(8)  CITIGROUP, INC.                                                      0.9%
--------------------------------------------------------------------------------
(9)  WAL-MART STORES, INC.                                                0.8%
--------------------------------------------------------------------------------
(10) PFIZER, INC.                                                         0.7%
--------------------------------------------------------------------------------
     TOTAL                                                               64.1%

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

39.4%  LARGE-CAP STOCKS
20.3%  INTERNATIONAL STOCKS
20.0%  SMALL-CAP STOCKS
14.9%  BONDS
 5.4%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the stock portion of the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 12/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.


4 Schwab MarketTrack Growth Portfolio II

PORTFOLIO EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2004 and held through December 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                        ENDING
                                                              BEGINNING              ACCOUNT VALUE                    EXPENSES
                                  EXPENSE RATIO 1           ACCOUNT VALUE          (Net of Expenses)            PAID DURING PERIOD 2
                                   (Annualized)              at 7/1/04                at 12/31/04                  7/1/04-12/31/04
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO II

  Actual Return                        0.50%                   $1,000                   $1,084.40                       $2.62
  Hypothetical 5% Return               0.50%                   $1,000                   $1,022.62                       $2.54

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


                                        Schwab MarketTrack Growth Portfolio II 5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          1/1/04-      1/1/03-      1/1/02-      1/1/01-      1/1/00-
                                                          12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.49        10.75        12.99        14.81        15.84
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.21         0.16         0.17         0.18         0.35
   Net realized and unrealized gains or losses               1.35         2.74        (2.17)       (1.43)       (1.13)
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           1.56         2.90        (2.00)       (1.25)       (0.78)
Less distributions:
   Dividends from net investment income                     (0.18)       (0.16)       (0.20)       (0.35)       (0.14)
   Distributions from net realized gains                       --           --        (0.04)       (0.22)       (0.11)
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.18)       (0.16)       (0.24)       (0.57)       (0.25)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            14.87        13.49        10.75        12.99        14.81
                                                          --------------------------------------------------------------------------
Total return (%)                                            11.58        26.97       (15.44)       (8.40)       (4.82)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 1                                  0.50         0.50         0.50         0.50         0.56 2
   Gross operating expenses 1                                0.69         0.87         1.00         0.82         0.84
   Net investment income                                     1.52         1.70         1.59         1.67         2.80
Portfolio turnover rate                                         8           10           30           13           19
Net assets, end of period ($ x 1,000,000)                      34           30           20           22           22

1 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.
  The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.55% if certain non-routine expenses (proxy fees) had not been included.


6 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS as of December 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------------------------------
 58.2%  OTHER INVESTMENT
        COMPANIES                                         17,037         19,703

 39.4%  COMMON STOCK                                      10,770         13,325

  2.4%  SHORT-TERM
        INVESTMENTS                                          825            825
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                 28,632         33,853

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (10)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 33,843

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 39.4% of net assets

      AEROSPACE / DEFENSE 0.7%
      --------------------------------------------------------------------------
      The Boeing Co.  1,038                                                   54
      Crane Co.  100                                                           3
      General Dynamics Corp.  250                                             26
      Goodrich Corp.  100                                                      3
      Lockheed Martin Corp.  540                                              30
      Northrop Grumman Corp.  428                                             23
      Raytheon Co.  500                                                       20
      Rockwell Automation, Inc.  200                                          10
      Rockwell Collins, Inc.  200                                              8
      Textron, Inc.  150                                                      11
      United Technologies Corp.  630                                          65
                                                                     -----------
                                                                             253
      AIR TRANSPORTATION 0.5%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.  100                                               1
      FedEx Corp.  350                                                        34
      Sabre Holdings Corp., Class A  172                                       4
      Southwest Airlines Co.  900                                             15
      United Parcel Service, Inc.,
      Class B   1,347                                                        115
                                                                     -----------
                                                                             169
      ALCOHOLIC BEVERAGES 0.2%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  25                                            2
      Anheuser-Busch Cos., Inc.  975                                          50
      Brown-Forman Corp., Class B  150                                         7
                                                                     -----------
                                                                              59
      APPAREL 0.2%
      --------------------------------------------------------------------------
    o Coach, Inc.  200                                                        11
      Jones Apparel Group, Inc.  150                                           6
      Liz Claiborne, Inc.  100                                                 4
      Nike, Inc., Class B  300                                                27
      Reebok International Ltd.  100                                           4
      VF Corp.  100                                                            6
                                                                     -----------
                                                                              58
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.4%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  100                                            2
      Cummins, Inc.  50                                                        4
      Dana Corp.  180                                                          3
      Danaher Corp.  350                                                      20
      Delphi Corp.  579                                                        5
      Eaton Corp.  200                                                        15
      Ford Motor Co.  2,098                                                   31
      General Motors Corp.  650                                               26
      Genuine Parts Co.  200                                                   9
    o Goodyear Tire & Rubber Co.  100                                          2
      Harley-Davidson, Inc.  350                                              21
    o Navistar International Corp.  100                                        4
      Visteon Corp.  104                                                       1
                                                                     -----------
                                                                             143
      BANKS 3.1%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  430                                                   11
      Bank of America Corp.  4,840                                           228
      The Bank of New York Co., Inc.  900                                     30
      BB&T Corp.  626                                                         26
      Comerica, Inc.  200                                                     12
      Fifth Third Bancorp  667                                                32
      First Horizon National Corp.  150                                        7
      Huntington Bancshares, Inc.  333                                         8


                                                          See financial notes. 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      JPMorgan Chase & Co.  4,286                                            167
      KeyCorp, Inc.  500                                                      17
      M&T Bank Corp.  140                                                     15
      Marshall & Ilsley Corp.  300                                            13
      Mellon Financial Corp.  525                                             17
      National City Corp.  824                                                31
      North Fork Bancorp., Inc.  600                                          17
      Northern Trust Corp.  250                                               12
      PNC Financial Services Group, Inc.  340                                 20
      Regions Financial Corp.  595                                            21
      State Street Corp.  400                                                 20
      SunTrust Banks, Inc.  420                                               31
      Synovus Financial Corp.  325                                             9
      U.S. Bancorp  2,274                                                     71
      Wachovia Corp.  1,882                                                   99
      Wells Fargo & Co.  2,000                                               124
      Zions Bancorp.  100                                                      7
                                                                     -----------
                                                                           1,045
      BUSINESS MACHINES & SOFTWARE 3.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  250                                                16
    o Apple Computer, Inc.  500                                               32
      Autodesk, Inc.  200                                                      8
    o BMC Software, Inc.  200                                                  4
    o Cisco Systems, Inc.  7,925                                             153
    o Compuware Corp.  400                                                     3
    o Comverse Technology, Inc.  200                                           5
    o Dell, Inc.  2,925                                                      123
    o EMC Corp.  2,850                                                        42
    o Gateway, Inc.  200                                                       1
      Hewlett-Packard Co.  3,462                                              73
      International Business Machines
      Corp.  2,020                                                           199
      Lexmark International, Inc.,
      Class A  150                                                            13
  (7) Microsoft Corp.  12,915                                                345
    o NCR Corp.  100                                                           7
    o Network Appliance, Inc.  400                                            13
    o Novell, Inc.  400                                                        3
    o Oracle Corp.  6,000                                                     82
      Pitney Bowes, Inc.  250                                                 12
    o Siebel Systems, Inc.  600                                                6
    o Sun Microsystems, Inc.  3,675                                           20
    o Unisys Corp.  350                                                        3
    o Xerox Corp.  900                                                        15
                                                                     -----------
                                                                           1,178
      BUSINESS SERVICES 1.8%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A  203                                                            12
    o Allied Waste Industries, Inc.  400                                       4
    o Apollo Group, Inc., Class A  200                                        16
      Automatic Data Processing, Inc.  700                                    31
      Cendant Corp.  1,190                                                    28
      Cintas Corp.  182                                                        8
    o Citrix Systems, Inc.  175                                                4
      Computer Associates International,
      Inc.  700                                                               22
    o Computer Sciences Corp.  200                                            11
    o Convergys Corp.  137                                                     2
      Deluxe Corp.  100                                                        4
    o eBay, Inc.  859                                                        100
      Electronic Data Systems Corp.  550                                      13
      Equifax, Inc.  175                                                       5
      First Data Corp.  1,032                                                 44
    o Fiserv, Inc.  225                                                        9
      H&R Block, Inc.  200                                                    10
      IMS Health, Inc.  300                                                    7
    o Interpublic Group of Cos., Inc.  500                                     7
    o Intuit, Inc.  244                                                       11
    o Mercury Interactive Corp.  100                                           5
    o Monster Worldwide, Inc.  95                                              3
      Omnicom Group, Inc.  220                                                18
    o Parametric Technology Corp.  200                                         1
      Paychex, Inc.  425                                                      14
    o PeopleSoft, Inc.  400                                                   11
      Robert Half International, Inc.  200                                     6
    o SunGard Data Systems, Inc.  361                                         10
    o Symantec Corp.  800                                                     21
      Tyco International Ltd.  2,360                                          84
    o Veritas Software Corp.  500                                             14
      Waste Management, Inc.  720                                             22
    o Yahoo! Inc.  1,580                                                      59
                                                                     -----------
                                                                             616
      CHEMICALS 0.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  250                                     14
      Dow Chemical Co.  1,121                                                 56
      E.I. du Pont de Nemours & Co.  1,169                                    57
      Eastman Chemical Co.  100                                                6
      Ecolab, Inc.  275                                                       10
      Great Lakes Chemical Corp.  100                                          3
    o Hercules, Inc.  100                                                      1


8 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Monsanto Co.  314                                                       17
      PPG Industries, Inc.  200                                               14
      Praxair, Inc.  400                                                      18
      Rohm & Haas Co.  300                                                    13
      Sigma-Aldrich Corp.  100                                                 6
                                                                     -----------
                                                                             215
      CONSTRUCTION 0.2%
      --------------------------------------------------------------------------
      Centex Corp.  150                                                        9
      Fluor Corp.  100                                                         5
      KB Home  50                                                              5
      Masco Corp.  500                                                        18
      Pulte Homes, Inc.  150                                                  10
      The Sherwin-Williams Co.  175                                            8
      The Stanley Works  100                                                   5
      Vulcan Materials Co.  100                                                5
                                                                     -----------
                                                                              65
      CONSUMER DURABLES 0.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.  100                                                9
      Leggett & Platt, Inc.  200                                               6
      Maytag Corp.  100                                                        2
      Newell Rubbermaid, Inc.  300                                             7
      Whirlpool Corp.  100                                                     7
                                                                     -----------
                                                                              31
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp.  200                                                          9
      Bemis Co.  100                                                           3
    o Pactiv Corp.  200                                                        5
    o Sealed Air Corp.  103                                                    5
                                                                     -----------
                                                                              22
      ELECTRONICS 1.9%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  700                                        2
    o Advanced Micro Devices, Inc.  400                                        9
    o Agilent Technologies, Inc.  566                                         14
    o Altera Corp.  464                                                       10
      American Power Conversion Corp.  275                                     6
      Analog Devices, Inc.  450                                               17
    o Andrew Corp.  200                                                        3
    o Applied Materials, Inc.  2,000                                          34
    o Applied Micro Circuits Corp.  221                                        1
    o Broadcom Corp., Class A  355                                            11
    o CIENA Corp.  300                                                         1
    o Freescale Semiconductor, Inc.,
      Class B  300                                                             6
      Intel Corp.  7,675                                                     180
      ITT Industries, Inc.  100                                                8
    o Jabil Circuit, Inc.  208                                                 5
    o JDS Uniphase Corp.  1,654                                                5
    o KLA-Tencor Corp.  240                                                   11
      Linear Technology Corp.  400                                            16
    o LSI Logic Corp.  400                                                     2
    o Lucent Technologies, Inc.  5,055                                        19
      Maxim Integrated Products, Inc.  400                                    17
    o Micron Technology, Inc.  650                                             8
      Molex, Inc.  225                                                         7
      Motorola, Inc.  2,721                                                   47
    o National Semiconductor Corp.  400                                        7
    o Novellus Systems, Inc.  175                                              5
    o Nvidia Corp.  200                                                        5
      PerkinElmer, Inc.  118                                                   3
    o PMC-Sierra, Inc.  200                                                    2
    o Power-One, Inc.  226                                                     2
    o QLogic Corp.  113                                                        4
      Qualcomm, Inc.  1,900                                                   81
    o Sanmina-SCI Corp.  500                                                   4
      Scientific-Atlanta, Inc.  175                                            6
    o Solectron Corp.  1,000                                                   5
      Symbol Technologies, Inc.  289                                           5
      Tektronix, Inc.  100                                                     3
    o Tellabs, Inc.  500                                                       4
    o Teradyne, Inc.  200                                                      3
      Texas Instruments, Inc.  2,050                                          50
    o Thermo Electron Corp.  175                                               5
    o Thomas & Betts Corp.  80                                                 2
    o Waters Corp.  150                                                        7
      Xilinx, Inc.  375                                                       11
                                                                     -----------
                                                                             653
      ENERGY: RAW MATERIALS 0.7%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  295                                           19
      Apache Corp.  386                                                       19
      Baker Hughes, Inc.  431                                                 18
    o BJ Services Co.  200                                                     9
      Burlington Resources, Inc.  500                                         22
      Devon Energy Corp.  580                                                 23
      EOG Resources, Inc.  132                                                 9
      Halliburton Co.  500                                                    20


                                                          See financial notes. 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Noble Corp.  200                                                        10
      Occidental Petroleum Corp.  465                                         27
    o Rowan Cos., Inc.  100                                                    3
      Schlumberger Ltd.  700                                                  47
      Valero Energy Corp.  300                                                14
                                                                     -----------
                                                                             240
      FOOD & AGRICULTURE 1.3%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.  774                                         17
      Campbell Soup Co.  500                                                  15
      The Coca-Cola Co.  2,825                                               118
      Coca-Cola Enterprises, Inc.  550                                        11
      ConAgra Foods, Inc.  650                                                19
      General Mills, Inc.  450                                                22
      H.J. Heinz Co.  400                                                     16
      Hershey Foods Corp.  300                                                17
      Kellogg Co.  500                                                        22
      McCormick & Co., Inc.  200                                               8
      The Pepsi Bottling Group, Inc.  312                                      8
      PepsiCo, Inc.  2,055                                                   107
      Sara Lee Corp.  900                                                     22
      Supervalu, Inc.  175                                                     6
      Sysco Corp.  700                                                        27
      Wm. Wrigley Jr. Co.  250                                                17
                                                                     -----------
                                                                             452
      GOLD 0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  500                                               22

      HEALTHCARE / DRUGS & MEDICINE 4.8%
      --------------------------------------------------------------------------
      Abbott Laboratories  1,860                                              87
      Allergan, Inc.  150                                                     12
      AmerisourceBergen Corp  150                                              9
    o Amgen, Inc.  1,470                                                      94
      Applied Biosystems Group -
      Applera Corp.  200                                                       4
      Bausch & Lomb, Inc.  100                                                 6
      Baxter International, Inc.  725                                         25
      Becton Dickinson & Co.  300                                             17
    o Biogen Idec, Inc.  380                                                  25
      Biomet, Inc.  325                                                       14
    o Boston Scientific Corp.  988                                            35
      Bristol-Myers Squibb Co.  2,300                                         59
      C.R. Bard, Inc.  100                                                     6
      Cardinal Health, Inc.  525                                              31
    o Caremark Rx, Inc.  535                                                  21
    o Chiron Corp.  200                                                        7
      Eli Lilly & Co.  1,320                                                  75
    o Express Scripts, Inc.  100                                               8
    o Forest Laboratories, Inc.  450                                          20
    o Genzyme Corp.  250                                                      15
    o Gilead Sciences, Inc.  450                                              16
      Guidant Corp.  350                                                      25
      HCA, Inc.  600                                                          24
      Health Management Associates, Inc.,
      Class A  300                                                             7
    o Hospira, Inc.  186                                                       6
    o Humana, Inc.  200                                                        6
      Johnson & Johnson  3,536                                               224
    o King Pharmaceuticals, Inc.  233                                          3
    o Laboratory Corp. of America
      Holdings  200                                                           10
      Manor Care, Inc.  100                                                    4
      McKesson Corp.  374                                                     12
    o Medco Health Solutions, Inc.  337                                       14
    o Medimmune, Inc.  300                                                     8
      Medtronic, Inc.  1,440                                                  72
      Merck & Co., Inc.  2,550                                                82
      Mylan Laboratories, Inc.  300                                            5
 (10) Pfizer, Inc.  8,959                                                    241
      Quest Diagnostics  139                                                  13
      Schering-Plough Corp.  1,700                                            36
    o St. Jude Medical, Inc.  400                                             17
      Stryker Corp.  464                                                      22
    o Tenet Healthcare Corp.  450                                              5
      UnitedHealth Group, Inc.  830                                           73
    o Watson Pharmaceuticals, Inc.  100                                        3
    o WellPoint, Inc.  350                                                    40
      Wyeth  1,600                                                            68
    o Zimmer Holdings, Inc.  275                                              22
                                                                     -----------
                                                                           1,628
      HOUSEHOLD PRODUCTS 0.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  150                                         7
      Avon Products, Inc.  540                                                21
      Clorox Co.  250                                                         15
      Colgate-Palmolive Co.  650                                              33


10 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The Gillette Co.  1,200                                                 54
      International Flavors & Fragrances,
      Inc.  100                                                                4
      Procter & Gamble Co.  3,040                                            168
                                                                     -----------
                                                                             302
      INSURANCE 1.9%
      --------------------------------------------------------------------------
      ACE Ltd.  340                                                           14
      Aetna, Inc.  200                                                        25
      AFLAC, Inc.  600                                                        24
      The Allstate Corp.  840                                                 43
      AMBAC Financial Group, Inc.  123                                        10
      American International Group,
      Inc.  3,106                                                            204
      AON Corp.  325                                                           8
      Chubb Corp.  240                                                        18
      CIGNA Corp.  175                                                        14
      Cincinnati Financial Corp.  210                                          9
      Hartford Financial Services Group,
      Inc.  340                                                               24
      Jefferson-Pilot Corp.  175                                               9
      Lincoln National Corp.  200                                              9
      Loews Corp.  200                                                        14
      Marsh & McLennan Cos., Inc.  625                                        21
      MBIA, Inc.  150                                                          9
      Metlife, Inc.  915                                                      37
      MGIC Investment Corp.  100                                               7
      Principal Financial Group, Inc.  381                                    16
      The Progressive Corp.  265                                              22
      Prudential Financial, Inc.  650                                         36
      Safeco Corp.  150                                                        8
      The St. Paul Travelers Cos., Inc.  797                                  30
      Torchmark Corp.  150                                                     9
      UnumProvident Corp.  323                                                 6
      XL Capital Ltd., Class A  155                                           12
                                                                     -----------
                                                                             638
      MEDIA 1.4%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.  729                                                               24
    o Comcast Corp., Class A  2,576                                           86
      Dow Jones & Co., Inc.  100                                               4
      Gannett Co., Inc.  325                                                  26
      Knight-Ridder, Inc.  100                                                 7
      The McGraw-Hill Cos., Inc.  225                                         21
      Meredith Corp.  50                                                       3
      New York Times Co., Class A  200                                         8
      R.R. Donnelley & Sons Co.  300                                          11
    o Time Warner, Inc.  5,500                                               107
      Tribune Co.  400                                                        17
    o Univision Communications, Inc.,
      Class A  354                                                            10
      Viacom, Inc., Class B  1,992                                            72
      The Walt Disney Co.  2,430                                              68
                                                                     -----------
                                                                             464
      MISCELLANEOUS 0.2%
      --------------------------------------------------------------------------
      3M Co.  925                                                             76

      MISCELLANEOUS FINANCE 3.1%
      --------------------------------------------------------------------------
      American Express Co.  1,550                                             87
      The Bear Stearns Cos., Inc.  110                                        11
      Capital One Financial Corp.  290                                        24
    / The Charles Schwab Corp.  1,575                                         19
      CIT Group, Inc.  200                                                     9
  (8) Citigroup, Inc.  6,222                                                 300
      Countrywide Financial Corp.  660                                        24
    o E*TRADE Financial Corp.  400                                             6
      Fannie Mae  1,145                                                       82
      Federated Investors, Inc., Class B  100                                  3
      Franklin Resources, Inc.  300                                           21
      Freddie Mac  800                                                        59
      Golden West Financial Corp.  350                                        22
      Goldman Sachs Group, Inc.  562                                          59
      Janus Capital Group, Inc.  300                                           5
      Lehman Brothers Holdings, Inc.  350                                     31
      MBNA Corp.  1,487                                                       42
      Merrill Lynch & Co., Inc.  1,150                                        69
      Moody's Corp.  175                                                      15
      Morgan Stanley  1,330                                                   74
    o Providian Financial Corp.  350                                           6
      SLM Corp.  550                                                          29
      Sovereign Bancorp, Inc.  500                                            11
      T. Rowe Price Group, Inc.  150                                           9
      Washington Mutual, Inc.  1,050                                          44
                                                                     -----------
                                                                           1,061
      NON-DURABLES & ENTERTAINMENT 0.5%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.  150                                            4
    o Electronic Arts, Inc.  354                                              22
      Fortune Brands, Inc.  175                                               14
      Hasbro, Inc.  200                                                        4
      International Game Technology  413                                      14
      Mattel, Inc.  500                                                       10
      McDonald's Corp.  1,450                                                 46
    o Starbucks Corp.  470                                                    29


                                                         See financial notes. 11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Wendy's International, Inc.  140                                         6
      Yum! Brands, Inc.  320                                                  15
                                                                     -----------
                                                                             164
      NON-FERROUS METALS 0.2%
      --------------------------------------------------------------------------
      Alcoa, Inc.  1,000                                                      31
      Engelhard Corp.  160                                                     5
      Freeport-McMoran Copper & Gold, Inc.,
      Class B  200                                                             8
      Phelps Dodge Corp.  100                                                 10
                                                                     -----------
                                                                              54
      OIL: DOMESTIC 0.5%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  100                                                  8
      Ashland, Inc.  100                                                       6
      ConocoPhillips  805                                                     70
      Kerr-McGee Corp.  150                                                    9
      Marathon Oil Corp.  400                                                 15
    o Nabors Industries Ltd.  175                                              9
      Sunoco, Inc.  100                                                        8
    o Transocean, Inc.  358                                                   15
      Unocal Corp.  300                                                       13
      XTO Energy, Inc.  300                                                   10
                                                                     -----------
                                                                             163
      OIL: INTERNATIONAL 1.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  2,540                                             133
  (6) Exxon Mobil Corp.  7,780                                               399
                                                                     -----------
                                                                             532
      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------------------------
    o Corning, Inc.  1,500                                                    17
      Eastman Kodak Co.  300                                                  10
                                                                     -----------
                                                                              27
      PAPER & FOREST PRODUCTS 0.3%
      --------------------------------------------------------------------------
      Georgia-Pacific Corp.  326                                              12
      International Paper Co.  570                                            24
      Kimberly-Clark Corp.  600                                               39
      Louisiana-Pacific Corp.  100                                             3
      MeadWestvaco Corp.  197                                                  7
    o Neenah Paper, Inc.  18                                                   1
      Temple-Inland, Inc.  50                                                  3
      Weyerhaeuser Co.  250                                                   17
                                                                     -----------
                                                                             106
      PRODUCER GOODS & MANUFACTURING 2.1%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.  300                                       12
      Avery Dennison Corp.   150                                               9
      Caterpillar, Inc.   400                                                 39
      Cooper Industries Ltd., Class A  100                                     7
      Deere & Co.  350                                                        26
      Dover Corp.  260                                                        11
      Emerson Electric Co.  500                                               35
    o Fisher Scientific International, Inc.  100                               6
  (5) General Electric Co.  12,500                                           456
      Honeywell International, Inc.  987                                      35
      Illinois Tool Works, Inc.  350                                          32
      Ingersoll-Rand Co., Class A  200                                        16
      Johnson Controls, Inc.  240                                             15
    o Millipore Corp.  75                                                      4
      Pall Corp.  100                                                          3
      Parker Hannifin Corp.  150                                              11
      Snap-On, Inc.  75                                                        3
      W.W. Grainger, Inc.  100                                                 7
                                                                     -----------
                                                                             727
      RAILROAD & SHIPPING 0.2%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.  400                                 19
      CSX Corp.  225                                                           9
      Norfolk Southern Corp.  480                                             17
      Union Pacific Corp.  295                                                20
                                                                     -----------
                                                                              65
      REAL PROPERTY 0.2%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A  100                                                             4
      Equity Office Properties Trust  500                                     14
      Equity Residential  300                                                 11
      Plum Creek Timber Co., Inc.  200                                         8
      ProLogis  200                                                            9
      Simon Property Group, Inc.  240                                         15
                                                                     -----------
                                                                              61
      RETAIL 2.5%
      --------------------------------------------------------------------------
      Albertson's, Inc.  400                                                  10
    o Autonation, Inc.  300                                                    6
    o AutoZone, Inc.  100                                                      9
    o Bed, Bath & Beyond, Inc.  350                                           14
      Best Buy Co., Inc.  390                                                 23
    o Big Lots, Inc.  88                                                       1
      Circuit City Stores, Inc.  200                                           3
      Costco Wholesale Corp.  560                                             27
      CVS Corp.  490                                                          22
      Dillards, Inc., Class A  100                                             3
      Dollar General Corp.  395                                                8
      Family Dollar Stores, Inc.  200                                          6


12 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Federated Department Stores, Inc.  200                                  12
      The Gap, Inc.  1,037                                                    22
      Home Depot, Inc.  2,600                                                111
      J.C. Penney Co., Inc. Holding Co.  300                                  12
    o Kohl's Corp.  400                                                       20
    o Kroger Co.  900                                                         16
      Limitedbrands  521                                                      12
      Lowe's Cos., Inc.  940                                                  54
      The May Department Stores Co.  350                                      10
      Nordstrom, Inc.  200                                                     9
    o Office Depot, Inc.  325                                                  6
      OfficeMax, Inc.  75                                                      2
      RadioShack Corp.  200                                                    7
    o Safeway, Inc.  500                                                      10
      Sears, Roebuck & Co.  300                                               15
      Staples, Inc.  600                                                      20
      Target Corp.  1,090                                                     57
      Tiffany & Co.  150                                                       5
      TJX Cos., Inc.  600                                                     15
    o Toys `R' Us, Inc.  200                                                   4
  (9) Wal-Mart Stores, Inc.  5,050                                           267
      Walgreen Co.  1,175                                                     45
      Winn-Dixie Stores, Inc.  100                                            --
                                                                     -----------
                                                                             863
      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  100                                        2
      Nucor Corp.  200                                                        11
      United States Steel Corp.  100                                           5
      Worthington Industries, Inc.  100                                        2
                                                                     -----------
                                                                              20
      TELEPHONE 1.3%
      --------------------------------------------------------------------------
      Alltel Corp.  400                                                       24
      AT&T Corp.  935                                                         18
    o Avaya, Inc.  513                                                         9
      BellSouth Corp.  2,180                                                  61
      CenturyTel, Inc.  150                                                    5
      Citizens Communications Co.  358                                         5
    o Nextel Communications, Inc.,
      Class A  1,275                                                          38
    o Qwest Communications International,
      Inc.  2,027                                                              9
      SBC Communications, Inc.  3,956                                        102
      Sprint Corp. (FON Group)  1,662                                         41
      Verizon Communications, Inc.  3,313                                    134
                                                                     -----------
                                                                             446
      TOBACCO 0.5%
      --------------------------------------------------------------------------
      Altria Group, Inc.  2,440                                              149
      Reynolds American, Inc.  200                                            16
      UST, Inc.  200                                                           9
                                                                     -----------
                                                                             174
      TRAVEL & RECREATION 0.3%
      --------------------------------------------------------------------------
      Brunswick Corp.  100                                                     5
      Carnival Corp.  725                                                     42
      Harrah's Entertainment, Inc.  150                                       10
      Hilton Hotels Corp.  400                                                 9
      Marriott International, Inc., Class A  250                              16
      Starwood Hotels & Resorts
      Worldwide, Inc.  260                                                    15
                                                                     -----------
                                                                              97
      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.  187                                                       15
      Ryder Systems, Inc.  75                                                  4
                                                                     -----------
                                                                              19
      UTILITIES: ELECTRIC & GAS 1.2%
      --------------------------------------------------------------------------
    o The AES Corp.  650                                                       9
    o Allegheny Energy, Inc.  78                                               2
      Ameren Corp.  200                                                       10
      American Electric Power Co., Inc.  460                                  16
    o Calpine Corp.  500                                                       2
      Centerpoint Energy, Inc.  400                                            4
      Cinergy Corp.  200                                                       8
    o CMS Energy Corp.  300                                                    3
      Consolidated Edison, Inc.  300                                          13
      Constellation Energy Group, Inc.  200                                    9
      Dominion Resources, Inc.  396                                           27
      DTE Energy Co.  200                                                      9
      Duke Energy Corp.  1,050                                                27
    o Dynegy, Inc., Class A  300                                               1
      Edison International  400                                               13
      El Paso Corp.  696                                                       7
      Entergy Corp.  250                                                      17
      Exelon Corp.  774                                                       34
      FirstEnergy Corp.  391                                                  15


                                                         See financial notes. 13

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FPL Group, Inc.  200                                                    15
      KeySpan Corp.  200                                                       8
      Kinder Morgan, Inc.  156                                                11
      Nicor, Inc.  50                                                          2
      NiSource, Inc.  357                                                      8
      Peoples Energy Corp.  50                                                 2
    o PG&E Corp.  500                                                         17
      Pinnacle West Capital Corp.  100                                         4
      PPL Corp.  200                                                          11
      Progress Energy, Inc.  277                                              13
      Public Service Enterprise
      Group, Inc.  300                                                        15
      Sempra Energy  285                                                      10
      The Southern Co.  875                                                   29
      TECO Energy, Inc.  250                                                   4
      TXU Corp.  350                                                          23
      Williams Cos., Inc.  600                                                10
      Xcel Energy, Inc.  505                                                   9
                                                                     -----------
                                                                             417
      OTHER INVESTMENT COMPANIES
      58.2% of net assets

  (1) Schwab International Index Fund(R),
      Select Shares(R)  427,578                                            6,875
  (2) Schwab Small-Cap Index Fund(R),
      Select Shares  305,813                                               6,780
  (3) Schwab Total Bond
      Market Fund(TM)  502,966                                             5,055
  (4) Schwab Value Advantage Money
      Fund(R), Investor Shares  992,706                                      993
                                                                     -----------
                                                                          19,703

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      SHORT-TERM INVESTMENTS
      2.4% of net assets

      Brown Brothers Harriman, Grand
      Cayman Time Deposit
         1.60%, 01/03/05                                      75              75
      Wells Fargo, Grand Cayman
      Time Deposit
         1.60%, 01/03/05                                     750             750
                                                                     -----------
                                                                             825

END OF INVESTMENTS.


14 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
ASSETS AND LIABILITIES
As of December 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $33,853 a
Receivables:
   Dividends                                                         +       18
                                                                     ----------
TOTAL ASSETS                                                             33,871

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                       1
   Investment adviser and administrator fees                                  2
Accrued expenses                                                      +      25
                                                                      ---------
TOTAL LIABILITIES                                                            28

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             33,871
TOTAL LIABILITIES                                                     -      28
                                                                      ---------
NET ASSETS                                                              $33,843

NET ASSETS BY SOURCE
Capital received from investors                                          29,187
Net investment income not yet distributed                                   466
Net realized capital losses                                              (1,031)
Net unrealized capital gains                                              5,221

NET ASSET VALUE (NAV)
                      SHARES
NET ASSETS     /      OUTSTANDING      =      NAV
$33,843               2,276                   $14.87

  Unless stated, all numbers x 1,000.

a The fund paid $28,632 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                            $2,770
    Sales/maturities                     $2,306

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund                      0.4%
  International Index Fund                  0.5%

  SCHWAB BOND FUNDS
  Total Bond Market Fund                    0.5%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund                    Less than 0.1%

FEDERAL TAX DATA
------------------------------------------------
PORTFOLIO COST                          $29,015

NET UNREALIZED GAINS AND LOSSES:
Gains                                    $6,387
Losses                               +   (1,549)
                                     -----------
                                         $4,838

AS OF DECEMBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:

Ordinary income                            $466
Long-term capital gains                     $--

UNUSED CAPITAL LOSSES:

Expires 12/31 of:                   Loss amount
  2010                                     $347
  2011                                      200
  2012                              +       101
                                    ------------
                                           $648


                                                         See financial notes. 15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
OPERATIONS
For January 1, 2004 through December 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                                  $614
Interest                                                              +       6
                                                                      ---------
TOTAL INVESTMENT INCOME                                                     620

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments sold                                       53
Net realized gains received from underlying funds                     +      25
                                                                      ---------
NET REALIZED GAINS                                                           78

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on investments                                       2,883

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                   135 a
Trustees' fees                                                               12 b
Custodian fees                                                               20
Portfolio accounting fees                                                     4
Professional fees                                                            30
Shareholder reports                                                           4
Other expenses                                                        +       6
                                                                      ---------
Total expenses                                                              211
Expense reduction                                                     -      58 c
                                                                      ---------
NET EXPENSES                                                                153

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     620
NET EXPENSES                                                          -     153
                                                                      ---------
NET INVESTMENT INCOME                                                       467
NET REALIZED GAINS                                                           78 d
NET UNREALIZED GAINS                                                  +   2,883 d
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $3,428

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through April 30, 2005, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $2,961.


16 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/04-12/31/04   1/1/03-12/31/03
Net investment income                                    $467              $394
Net realized gains or losses                               78              (162)
Net unrealized gains                          +         2,883             5,540
                                              ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                         3,428             5,772

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                     $394              $334 a

TRANSACTIONS IN FUND SHARES
                                      1/1/04-12/31/04          1/1/03-12/31/03
--------------------------------------------------------------------------------
                                    SHARES        VALUE      SHARES       VALUE
Shares sold                            319       $4,455         697      $8,463
Shares reinvested                       27          394          25         334
Shares redeemed                    +  (288)      (3,967)       (398)     (4,659)
                                   ---------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                             58         $882         324      $4,138

SHARES OUTSTANDING AND NET ASSETS
                                      1/1/04-12/31/04          1/1/03-12/31/03
--------------------------------------------------------------------------------
                                    SHARES   NET ASSETS      SHARES   NET ASSETS
Beginning of period                  2,218      $29,927       1,894      $20,351
Total increase                     +    58        3,916         324        9,576 b
                                   ----------------------------------------------
END OF PERIOD                        2,276      $33,843       2,218      $29,927 c

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 49% of the fund's dividends for the report period qualify for the dividends-received deduction.
  The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                          $394
  Long-term capital gains                   $--

  PRIOR PERIOD
  Ordinary income                          $334
  Long-term capital gains                   $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $466 and $393 at the end of the current period and prior period, respectively.


                                                         See financial notes. 17

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV) which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
  organized January 21, 1994

  Schwab Money Market Portfolio
  SCHWAB MARKETTRACK GROWTH PORTFOLIO II
  Schwab S&P 500 Portfolio

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. The percentages of fund shares of other related funds owned are shown in the fund's Statement of Assets and Liabilities.

The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for this fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 14, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the fund covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 12/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Trustee:          Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.;
7/29/37                  Family of Funds, 1989;      Chair, Director, Charles Schwab Investment Management, Inc.; Chair, Charles
                         Investments, 1991;          Schwab Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO
                         Capital Trust, 1993;        Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                         Annuity Portfolios, 1994.   Charles Schwab Bank, N.A., U.S. Trust, United States Trust Co. of New York,
                                                     Siebel Systems (software), Xsign, Inc. (electronic payment systems), TrustMark,
                                                     Inc., All Kinds of Minds (education); Trustee, Stanford University. Until 5/04:
                                                     Director, The Gap, Inc. (clothing retailer). Until 5/03: Co-CEO, The Charles
                                                     Schwab Corp. Until 3/02: Director, Audiobase, Inc. (Internet audio solutions).
                                                     Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                     Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO              EVP, President, Director, Charles Schwab Investment Management,
5/4/55                   (all trusts).               Inc; Until 7/04: SVP for Development and Distribution, Asset
                                                     Management Products and Services Enterprise; Until 6/03: EVP,
                                                     CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).       Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                     Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).       Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                     Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                     Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).       Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                     Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                     Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                     VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                     Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                     Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                              Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                     U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer           Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                         (all trusts).               Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                     Until 9/99: Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).          Since 2/05: Director, Pacific Life Insurance Company; Chair, JDN
8/13/60                                              Corp. Advisory LLC; Trustee, Stanford University, America First
                                                     Cos., Omaha, NE (venture capital/fund management), Redwood
                                                     Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                     International (research), PMI Group, Inc. (mortgage insurance),
                                                     Lucile Packard Children's Hospital, Laudus Trust, Laudus Variable
                                                     Insurance Trust. 2001: Special Advisor to the President, Stanford
                                                     University. Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;          and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;        Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios, 1994.   Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).          Director, Aphton Corp. (bio-pharmaceuticals); Non-Executive Chair,
11/22/41                                             Trustee, Solectron Corp. (manufacturing), Mission West Properties
                                                     (commercial real estate), Stratex Networks (network equipment), Laudus
                                                     Trust, Laudus Variable Insurance Trust; Public Governor, Member,
                                                     executive committee, Pacific Stock & Options Exchange. Until 2/04:
                                                     Co-CEO, Aphton Corp. (bio-pharmaceuticals). Until 1998: Dean,
                                                     Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;          services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                              Trustee, Cooper Industries (electrical products, tools and hardware);
                                                     Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;          management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

                  [CHARLES SCHWAB LOGO]
MONEY MARKET
                  SCHWAB MONEY MARKET PORTFOLIO

                  MONEY MARKET

                  FOR THE YEAR ENDED DECEMBER 31, 2004
                  Inception Date: May 3, 1994

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by calling 1-800-435-4000.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2004

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE PORTFOLIO

2004 STARTED OFF POSITIVELY, CONTINUING THE ENCOURAGING ECONOMIC TREND THAT WAS REPORTED TOWARD THE END OF 2003. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to exhibit solid gains. In fact, aside from a "soft patch" in early summer, the economy stayed strong throughout 2004.

The firming labor market, as well as steady gains in capital spending, kept the expansion on a self-sustaining path. The caution surrounding the economic outlook and geopolitical environment began to dissipate last spring and firms, unable to continue boosting productivity by restraining hiring, added more than two million new jobs during the year. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested further improvement, while continuing claims for unemployment benefits remained near cyclical lows. In addition, consumer sentiment rebounded, the labor market continued to sustain consumer spending, and corporate liquidity remained positive.

Strong productivity growth and slack in the economy kept a lid on inflation. The Federal Reserve (Fed) began to take the Fed funds rate higher beginning in June amid signs of solidly expanding output and improved hiring. The rate was raised another four times in 2004, ending the year at a moderate 2.25%. The moves had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the hikes began.

Strengthening global demand for oil, particularly in the Pacific Rim, and supply constraints in the wake of the Florida hurricanes drove crude prices to record highs, above $50 per barrel in late October. Since then, crude prices backed off to the mid-$40 range, as supply concerns dissipated and China's economy continues to attempt to engineer a soft landing. Though some pass-through from high oil and commodity prices earlier in the year may hamper growth and stir inflationary pressures, inflation has remained generally benign.

IN THIS ECONOMIC ENVIRONMENT, with rates rising and expected to head higher, we maintained a short weighted average maturity (WAM) for the fund, ranging from 25 days to 35 days. In doing so, we lowered the fund's exposure to rising rates. This is a similar strategy to that used by our peers, as shortening the WAM enabled money fund managers to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab Money Market Portfolio 1

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND PORTFOLIO FACTS as of 12/31/04

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                            1.65%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                  1.66%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              26 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.


2 Schwab Money Market Portfolio

PORTFOLIO EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $ 1,000 invested for six-months beginning July 1, 2004 and held through December 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $ 1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                    ENDING
                                                   BEGINNING     ACCOUNT VALUE          EXPENSES
                               EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                                (Annualized)       at 7/1/04     at 12/31/04         7/1/04-12/31/04
------------------------------------------------------------------------------------------------------
SCHWAB MONEY MARKET PORTFOLIO
  Actual Return                     0.48%           $1,000        $1,005.90               $2.42
  Hypothetical 5% Return            0.48%           $1,000        $1,022.72               $2.44

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


                                                 Schwab Money Market Portfolio 3

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/04-      1/1/03-      1/1/02-      1/1/01-      1/1/00-
                                             12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00         1.00         1.00         1.00         1.00
                                             ------------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.01         0.01         0.01         0.04         0.06
                                             ------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.01)       (0.01)       (0.01)       (0.04)       (0.06)
                                             ------------------------------------------------------------------------
Net asset value at end of period               1.00         1.00         1.00         1.00         1.00
                                             ------------------------------------------------------------------------
Total return (%)                               0.90         0.74         1.31         3.72         5.95

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                      0.46         0.44         0.48         0.49         0.49 1
   Gross operating expenses                    0.46         0.44         0.48         0.50         0.51
   Net investment income                       0.89         0.75         1.31         3.55         5.81
Net assets, end of period ($ x 1,000,000)       116          141          215          204          160

1 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (proxy fees) had not been included.


4 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS as of December 31, 2004

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturity greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturity less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ x 1,000)       ($ x 1,000)
--------------------------------------------------------------------------------
 82.7%  U.S. GOVERNMENT
        SECURITIES                                      95,990            95,990

 18.1%  OTHER INVESTMENTS                               20,949            20,949
--------------------------------------------------------------------------------
100.8%  TOTAL INVESTMENTS                              116,939           116,939
(0.8)%  OTHER ASSETS AND
        LIABILITIES                                                        (879)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 116,060

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  82.7% of net assets

      DISCOUNT NOTES 81.8%
      --------------------------------------------------------------------------
      FANNIE MAE
      2.17%, 01/12/05                                     9,609            9,603
      2.00%, 01/24/05                                     3,000            2,996
      2.31%, 02/04/05                                     1,500            1,497
      2.28%, 02/09/05                                     1,800            1,796
      2.06%, 02/18/05                                     3,625            3,615
      2.09%, 03/23/05                                     1,400            1,393
      2.15%, 04/06/05                                     2,500            2,486
      2.56%, 05/12/05                                     1,576            1,561

      FEDERAL FARM CREDIT BANK
      2.21%, 01/04/05                                     4,000            3,999
      2.18%, 01/06/05                                     5,000            4,998
      2.20%, 01/06/05                                     1,000            1,000
      2.18%, 01/13/05                                     3,000            2,998
      2.21%, 01/13/05                                     1,500            1,499
      1.26%, 02/15/05                                     1,000              998
      2.26%, 02/28/05                                     1,000              996
      2.33%, 03/16/05                                     3,000            2,986

      FEDERAL HOME LOAN BANK
      2.10%, 01/05/05                                     1,400            1,400
      2.13%, 01/07/05                                     1,200            1,200
      2.12%, 01/14/05                                     1,697            1,696
      2.13%, 01/14/05                                     2,021            2,019
      2.27%, 01/19/05                                     1,423            1,421
      2.21%, 01/26/05                                     1,300            1,298
      2.04%, 01/28/05                                     3,000            2,995
      2.29%, 02/04/05                                     3,000            2,994
      2.18%, 02/09/05                                     1,000              998

      FREDDIE MAC
      2.04%, 01/04/05                                     1,310            1,310
      2.27%, 01/12/05                                     1,455            1,454
      1.98%, 01/18/05                                     2,020            2,018
      1.99%, 01/18/05                                     5,000            4,995
      2.00%, 01/18/05                                     5,000            4,995
      2.28%, 01/18/05                                     5,650            5,644
      2.13%, 02/08/05                                     1,683            1,679
      2.32%, 02/08/05                                     1,420            1,417
      2.26%, 02/15/05                                     1,060            1,057
      2.09%, 03/29/05                                     1,000              995

      TENNESSEE VALLEY AUTHORITY
      2.15%, 01/20/05                                     5,000            4,994
      2.34%, 03/17/05                                     4,000            3,981
                                                                     -----------
                                                                          94,981


                                                          See financial notes. 5

SCHWAB MONEY MARKET PORTFOLIO

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      COUPON NOTES 0.9%
      --------------------------------------------------------------------------
      FEDERAL HOME LOAN BANK
      1.61%, 05/13/05                                     1,000            1,009

                                                  MATURITY AMOUNT
                                                    ($ x 1,000)
      OTHER INVESTMENTS 18.1% of net assets

      REPURCHASE AGREEMENTS 18.1%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Treasury
      Securities with a value of $21,369
      1.60%, issued 12/31/04
      due 01/03/05                                       20,951           20,949

END OF INVESTMENTS.


6 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of December 31, 2004. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                  $95,990 a
Repurchase agreements, at value                                         20,949 a
Receivables:
   Interest                                                                  7
   Fund shares sold                                                 +       38
                                                                    -----------
TOTAL ASSETS                                                           116,984

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                    895
   Investment advisory and administration fees                               2
   Trustees' fees                                                            3
Accrued expenses                                                    +       24
                                                                    -----------
TOTAL LIABILITIES                                                          924

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           116,984
TOTAL LIABILITIES                                                          924
                                                                    -----------
NET ASSETS                                                            $116,060

NET ASSETS BY SOURCE
Capital received from investors                                        116,074
Net realized capital losses                                                (14)

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$116,060           116,107             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $116,939.

FEDERAL TAX DATA
------------------------------------------------------
COST BASIS OF PORTFOLIO                      $116,939

AS OF DECEMBER 31, 2004:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                         Loss amount:
 2005                                              $1
 2006                                               3
 2007                                               9
 2008                                     +         1
                                          ------------
                                                  $14
RECLASSIFICATIONS:
Net realized capital gains                         $1
Reclassified as:
  Capital received
  from investors                                  ($1)


                                                          See financial notes. 7

SCHWAB MONEY MARKET PORTFOLIO

Statement of
OPERATIONS
For January 1, 2004 through December 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                                $1,778

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                  500 a
Trustees' fees                                                              27 b
Custodian and portfolio accounting fees                                     19
Professional fees                                                           29
Shareholder reports                                                         27
Other expenses                                                       +       7
                                                                     ---------
TOTAL EXPENSES                                                             609 c

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  1,778
TOTAL EXPENSES                                                       -     609
                                                                     ---------
NET INVESTMENT INCOME                                                    1,169
                                                                     ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $1,169

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b For the fund's independent trustees only.

c The investment adviser (CSIM) guarantees to limit the operating expenses of this fund through April 30, 2005 to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


8 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                           1/1/04-12/31/04     1/1/03-12/31/03
Net investment income                               $1,169              $1,354
                                           ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               1,169               1,354

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                 1,169               1,354 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
Shares sold                                        115,803             260,198
Shares reinvested                                    1,169               1,354
Shares redeemed                            +      (141,823)           (335,840)
                                           ------------------------------------
NET TRANSACTIONS IN FUND SHARES                    (24,851)            (74,288)

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                140,911             215,199
Total decrease                             +       (24,851)            (74,288)c
                                           ------------------------------------
END OF PERIOD                                     $116,060            $140,911

 Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income             $1,169
  Long-term capital gains        $--

  PRIOR YEAR
  Ordinary income             $1,354
  Long-term capital gains        $--

b Because all transactions in this section took place at $ 1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                          See financial notes. 9

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The


THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994

   SCHWAB MONEY MARKET PORTFOLIO
   Schwab MarketTrack Growth Portfolio II
   Schwab S&P 500 Portfolio

SCHWAB MONEY MARKET PORTFOLIO

date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MONEY MARKET PORTFOLIO

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average dailty net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2005

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the fund covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 12/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:              Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;          Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;              Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                            Capital Trust, 1993;            Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                            Annuity Portfolios, 1994.       Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                            N.A., U.S. Trust, United States Trust Co. of New York, Siebel Systems
                                                            (software), Xsign, Inc. (electronic payment systems), TrustMark, Inc.,
                                                            All Kinds of Minds (education); Trustee, Stanford University. Until
                                                            5/04: Director, The Gap, Inc. (clothing retailer). Until 5/03: Co-CEO,
                                                            The Charles Schwab Corp. Until 3/02: Director, Audiobase, Inc.
                                                            (Internet audio solutions). Until 5/02: Director, Vodaphone AirTouch
                                                            PLC (telecommunications). Until 7/01: Director, The Charles Schwab
                                                            Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO                  EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).                   Inc; Until 7/04: SVP for Development and Distribution, Asset
                                                            Management Products and Services Enterprise; Until 6/03: EVP,
                                                            CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment           SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).           Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                            Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment           Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).           Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                            Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                            Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment           Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).           Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                            Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance                Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).           Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                            VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                            Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                            Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts).         SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                     Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                            U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal            Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer               Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                            (all trusts).                   Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                            Until 9/99: Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).              Since 2/05: Director, Pacific Life Insurance Company; Chair, JDN
8/13/60                                                     Corp. Advisory LLC; Trustee, Stanford University, America First
                                                            Cos., Omaha, NE (venture capital/fund management), Redwood
                                                            Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                            International (research), PMI Group, Inc. (mortgage insurance),
                                                            Lucile Packard Children's Hospital, Laudus Trust, Laudus Variable
                                                            Insurance Trust. 2001: Special Advisor to the President, Stanford
                                                            University. Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;          CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;              and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;            Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios, 1994.       Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).              Director, Aphton Corp. (bio-pharmaceuticals); Non-Executive Chair,
11/22/41                                                    Trustee, Solectron Corp. (manufacturing), Mission West Properties
                                                            (commercial real estate), Stratex Networks (network equipment), Laudus
                                                            Trust, Laudus Variable Insurance Trust; Public Governor, Member,
                                                            executive committee, Pacific Stock & Options Exchange. Until 2/04:
                                                            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Until 1998: Dean,
                                                            Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;          Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;              services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).              Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                     Trustee, Cooper Industries (electrical products, tools and hardware);
                                                            Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;              Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;          Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;              management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)Registrant has filed this code of ethics as an exhibit pursuant to
      Item 11(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Registrant's Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

      The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      Audit Fees

      2004: $65,293           2003: $68,836

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

      Audit-Related Fees

      For services rendered to Registrant:

      2004: $4,719            2003: $4,560

      Nature of these services:  tax provision review.

      In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

      Tax Fees

      For services rendered to Registrant:

      2004: $8,338            2003: $8,056

      Nature of these services:  preparation and review of tax returns.

      In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.


      All Other Fees

      For services rendered to Registrant:

      2004: $1,531            2003: $1,630

      Nature of these services:  review of the methodology of allocation of Charles Schwab & Co., Inc. ("Schwab") expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

      In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

    2004: $158,260      2003: $327,453

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

    2004: $4,233,837    2003: $4,713,783

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1)Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2)Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Annuity Portfolios

By: /s/Evelyn Dilsaver
    --------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: February 14, 2005
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Evelyn Dilsaver
    --------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: February 14, 2005
      ------------------------

By: /s/George Pereira
    --------------------------
       George Pereira
       Principal Financial Officer

Date: February 14, 2005
      ------------------------